As filed with the Securities and Exchange Commission on April 16, 2004

File Nos. 2-74452 811-3290

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 45 and/or	|X|
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 46	|X|
(Check appropriate box or boxes)

Merrill Lynch Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 9011, Princeton, New Jersey 08543-9011 (Address of Principal Executive Offices) (Zip Code)

(609) 282-2800 Registrant’s Telephone Number, including Area Code

Terry K. Glenn Merrill Lynch Variable Series Funds, Inc. 800 Scudders Mill Road Plainsboro, New Jersey 08536 (Name and Address of Agent for Service)

Copies to:
Andrew J. Donohue, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011	Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE US LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective (check appropriate box):
| |	immediately upon filing pursuant to paragraph (b) of Rule 485
|X|	on May 1, 2004 pursuant to paragraph (b) of Rule 485
| |	60 days after filing pursuant to paragraph (a)(1) of Rule 485
| |	on (date) pursuant to paragraph (a)(1) of Rule 485
| |	75 days after filing pursuant to paragraph (a)(2) of Rule 485
| |	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Merrill Lynch Variable Series Funds, Inc. (the “Company”) is an open-end management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”). Three separate classes of common stock (“Common Stock”), Class I Common Stock, Class II Common Stock and Class III Common Stock are offered for each Fund. This document consists of sixteen prospectuses for the Funds (one prospectus for each Fund), and Other Important Information sections for the Class I Common Stock, Class II Common Stock and Class III Common Stock of those Funds, each of which constitutes a part of the prospectus for either the Class I Common Stock, Class II Common Stock or Class III Common Stock of a Fund, as appropriate. A table of contents may be found in each prospectus.

The investment adviser of each Fund is Merrill Lynch Investment Managers, L.P. (the “Investment Adviser”), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is FAM Distributors, Inc.

The Class I, Class II and Class III shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies to fund benefits under variable annuity contracts (“Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Company’s Funds are currently sold to Merrill Lynch Life Insurance Company (“MLLIC”), ML Life Insurance Company of New York (“ML of New York”), indirect wholly owned subsidiaries of Merrill Lynch & Co. Inc., Hartford Life Insurance Company (“Hartford”), Annuity Investors Life Insurance Company (“AILIC”), Family Life Insurance Company (“Family Life”), The AIG Life Companies (U.S.) (“AIG Life”), American General Life Insurance Company (“American General”), American International Life Assurance Company of New York, (“AIL of NY”), American Fidelity Assurance Company (“American Fidelity”), Annuity InvestorsSM Life Insurance Company (“Annuity Investors”), PFL Life Insurance Company (“PFL Life”), AUSA Life Insurance Company (“AUSA”), Hartford Life and Annuity Insurance Company (“Hartford Life and Annuity”), Security Life of Denver (“Security Life”), Manulife Financial (“Manulife”) and Manufacturers Life Insurance Company of New York (“Manufacturers of New York” and, together with MLLIC, ML of New York, Hartford, AILIC, Family Life, AIG Life, American General, AIL of NY, American Fidelity, Annuity Investors, PFL Life, AUSA, Hartford Life and Annuity, Security Life and Manulife, the “Insurance Companies”). The Separate Accounts invest in shares of the Funds in accordance with instructions received from Contract owners. The Contracts, other than Contracts issued by AILIC and American General, are offered by agents of Merrill Lynch Life Agency, Inc. (“MLLA”), an affiliate of the Investment Adviser, and Contracts issued by an Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

[LOGO] Merrill Lynch Investment Managers	www.mlim.ml.com

Prospectus

May 1, 2004

Merrill Lynch Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Merrill Lynch American Balanced V.I. Fund
		PAGE
[ICON]	KEY FACTS

	Merrill Lynch American Balanced V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	12

	OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH AMERICAN BALANCED V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stocks.

Debt Securities — securities representing an obligation to pay specified amounts at specified times such as bonds.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.

What are the Fund’s main investment strategies?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. The Fund invests in equity and debt securities (including short-term securities and mortgage-backed securities). Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. Under normal circumstances, the Fund intends to invest at least 25% of it assets in equity securities and at least 25% of its assets in fixed income senior securities such as debt securities. Fund management expects that usually a significant portion of the Fund’s equity investments will be stocks of mid to large cap companies. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. securities. The Fund may invest up to 20% of its total assets in foreign securities, including securities denominated in foreign currencies.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. Changes in the value of the Fund’s debt investments may occur in response to interest rate movements — generally, when interest rates go up, the value of debt securities goes down. For certain debt investments, these specific factors include the possibility that the issuer may default on its obligations. Changes in the value of both the Fund’s equity and debt investments may also occur as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	3

[ICON] Key Facts

Credit Risk — the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Prepayment Risk — the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk — the risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. The risks of foreign investing are greater for investments in emerging markets.

The Fund’s investments in debt securities will be subject to credit risk. Certain investments the Fund makes may also be subject to the risks associated with investments in mortgage-backed securities, including prepayment risk and extension risk. Mortgage backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage backed securities may often not, therefore, be backed by the full faith and credit of the United States.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns

4	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Standard & Poor’s (“S&P”) 500® Index and the Lehman Brothers Aggregate Bond Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 12.08% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.43% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 1.69%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years

Merrill Lynch VS: American Balanced V.I. Fund	21.55%	0.76%	5.78%

S&P 500 Index*	28.68%	-0.57%	11.07%

Lehman Brothers Aggregate Bond Index**	4.10%	6.62%	6.95%

Merrill Lynch US Domestic Bond Index***	4.12%	6.62%	6.98%

*	The S&P 500® Index is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged market-weighed index, is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. The Fund now compares its performance to this index rather than the Merrill Lynch U.S. Domestic Bond Index because it better reflects the type of fixed income investments made by the Fund. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	This unmanaged Index is comprised of the entire universe of domestic investment grade bonds, including U.S. Treasury bonds, corporate bonds and mortgages. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.55%	0.55%	0.55%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	0.68%	0.83%	0.93%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$69	$218	$379	$ 847

Class II*	$85	$265	$460	$1,025

Class III	$95	$296	$515	$1,143

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	American Balanced V.I. Fund (Class I**)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$9.43	$11.27	$12.49	$14.80	$16.74

Investment income — net	.20 +	.27 +	.28 +	.34 +	.45

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	1.83	(1.81)	(1.20)	(.58)	.83

Total from investment operations	2.03	(1.54)	(.92)	(.24)	1.28

Less dividends and distributions: Investment income — net	(.24)	(.30)	(.30)	(.38)	(.85)
In excess of investment income — net	—	—	—	— #	—
Realized gain on investments — net	—	—	—	(1.33)	(2.37)
In excess of realized gain on investments — net	—	—	—	(.36)	—

Total dividends and distributions	(.24)	(.30)	(.30)	(2.07)	(3.22)

Net asset value, end of year	$11.22	$ 9.43	$11.27	$12.49	$14.80

Total Investment Return:*

Based on net asset value per share	21.55%	(13.68%)	(7.39%)	(1.68%)	8.73%

Ratios to Average Net Assets:

Expenses	.68%	.66%	.68%	.62%	.61%

Investment income — net	2.00%	2.55%	2.42%	2.32%	2.70%

Supplemental Data:

Net Assets, end of year (in thousands)	$92,438	$ 91,504	$130,504	$133,090	$166,405

Portfolio turnover	109.21%	32.00%	134.43%	85.30%	105.48%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I was designated Class A.
†	Based on average shares outstanding.
#	Amount is less than $(.01) per share.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	7

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

Kurt Schansinger is the Senior Portfolio Manager of the Fund. Mr. Schansinger manages the equity portion of the Fund. Mr. Schansinger has served as Managing Director of MLIM since 2000 and Vice President from 1996 to 1997. He has been the Fund’s Portfolio Manager since 1996. Mr. Schansinger is assisted by fund equity analysts Holly Abite, Doug Whang and Brooke Williams.

The MLIM Core Bond team manages the fixed income portion of the Fund. Senior investment professionals on the team include Patrick Maldari, James Pagano, John Burger and Frank Viola. Patrick Maldari and James Pagano are co-portfolio managers and are primarily responsible for the day to day management of the fixed income portion of the Fund. Mr. Maldari has been Managing Director of Americas Fixed Income for MLIM since 2000 and was Director of Fixed Income Institutional Business from 1997 to 2000. He has been a portfolio manager therewith since 2002. Mr. Pagano has been a Vice President of Merrill Lynch Investment Managers since 1997. He has been a portfolio manager therewith since 2001.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund can invest in both equity securities and debt (also known as “fixed-income”) securities (including short-term securities). Under normal circumstances, the Fund invests at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. securities. This is a non-fundamental policy of the Fund and may not be changed without 60 days prior notice to shareholders. Fund management expects that usually a significant portion of the Fund’s assets will be stocks of mid to large cap companies.

Fund management will select the percentages of the total portfolio invested in equity securities and debt securities based on its perception of the relative valuation of each asset class compared with that asset class’ historical valuation levels. When Fund management believes equity securities generally are reasonably valued or undervalued, Fund management will focus on equity investments. When Fund management believes equity securities generally are valued at high levels, however, Fund management may increase the percentage of the Fund’s portfolio invested in debt securities. Fund management may increase the Fund’s investments in debt securities whenever it believes that it is prudent to do so in order to reduce the level of risk in the Fund’s portfolio or that investments in debt securities could potentially provide higher total returns than equity investments.

The equity securities in which the Fund invests will primarily be common stocks of mid to large cap companies; however, the Fund may invest in companies of any market capitalization. Fund management chooses equity securities using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover. The Fund will seek to invest in the stock of large, “quality” companies with strong financial resources, reasonable rates of return on capital and experienced management whenever Fund management believes such stocks are undervalued.

8	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The fixed-income securities in which the Fund may invest consist of:
•	U.S. Government debt securities
•	Corporate debt securities issued by U.S. and foreign companies
•	Asset-backed securities
•	Mortgage-backed securities
•	Preferred stock issued by U.S. and foreign companies
•	Corporate debt securities and preferred stock convertible into common stock
•	Foreign sovereign debt instruments
•	Money market securities

The Fund may invest in debt securities of any maturity. Changes in the value of debt securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most debt securities goes down. In most cases, when interest rates go up, the value of debt securities with longer-term maturities goes down more than the value of debt securities with shorter maturities. Because the Fund may invest a substantial portion of its assets in debt securities with long-term maturities, rising interest rates may cause the value of the Fund’s debt investments to decline significantly.

The Fund may invest in various types of mortgage-backed and asset-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other debt securities. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk.

The Fund may invest up to 20% of its total assets in securities of foreign issuers.The Fund may invest in issuers from any country. Fund management, however, anticipates that a substantial portion of the Fund’s foreign equity and debt investments will be in issuers in the developed countries of Europe and the Far East. The Fund may also invest in equity and debt securities of issuers in emerging markets, but Fund management anticipates that a greater portion of the Fund’s foreign investments will be in issuers in developed countries. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political,

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	9

[ICON] Details About the Fund

Investment Grade — any of the four highest debt obligation ratings by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

Yield — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

Volatility — the frequency and amount of changes in a security’s market value.

economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

In addition to the main strategies outlined above, the Fund may also use certain other strategies.

Although Fund management anticipates that the Fund will invest primarily in debt securities that are rated investment grade, the Fund may invest up to 10% of its total assets in lower-rated debt securities, which are commonly called “junk bonds.” Although junk bonds generally have higher yields than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds may be unsecured and subordinated to an issuer’s other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Fund may suffer a loss of expected future income or a loss of principal if its junk bond holdings default. The Fund will not purchase securities that are in default.

10	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

Short Sale — a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price of that security.

The Fund may use derivatives, including interest rate and credit default swaps, indexed and inverse securities, options, futures and options on futures for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Standard & Poor’s 500 Index or Lehman Brothers Aggregate Bond Index. The Fund may also invest in credit linked notes, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities. The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, illiquid securities and forward commitments.

The Fund may engage in short sales with respect to the fixed income portion of its portfolio. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets.

The Fund may lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	11

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch American Balanced V.I. Fund
Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	10		X	X	X	X	X	X	X		X

Foreign Securities	25		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X					X	X	X

Indexed derivative securities	•	X	X	X		X	X	X	X	X	X

Futures and Options	•	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

Merrill Lynch Basic Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Basic Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7
[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	9
	Investment Strategies	11
	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19
[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH BASIC VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

Price/Earnings Ratio — price of a stock divided by its earnings per share.

Common Stock — securities representing shares of ownership of a corporation.

MERRILL LYNCH BASIC VALUE V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The investment objective of the Fund is to seek capital appreciation and, secondarily, income.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. The Fund also seeks current income by looking for some investments that pay dividends. However, the Fund’s investments emphasize growth of capital more than current income.

The Fund invests primarily in equity securities that Fund management believes are undervalued, which means the stock price is less than Fund management believes they are worth. Fund management places particular emphasis on companies with below-average price/earnings ratios that pay above-average dividends. The Fund invests primarily in common stock of U.S. companies in trying to meet its objectives. The Fund may also invest in securities issued by foreign companies. The Fund focuses on companies with market capitalizations of over $5 billion.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. In addition, specific factors may affect the value of a particular investment. Also, Fund management may select securities that underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

MERRILL LYNCH BASIC VALUE V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio of equity securities
•	Are willing to accept the risk of declines in investment value in order to seek capital appreciation
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH BASIC VALUE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for each class of the Fund’s shares for the periods shown with those of the Standard & Poor’s (“S&P”) 500 Index and the S&P 500 Barra Value Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended June 30, 2003) and the lowest return for a quarter was -21.29% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 3.00%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Life of Fund

Merrill Lynch VS: Basic Value V.I. Fund — Class I(1)	33.23%	9.28%	12.30%†

Merrill Lynch VS: Basic Value V.I. Fund — Class II(1)	33.05%	9.11%	8.84%††

S&P 500 Index*	28.68%	-0.57%	11.07%/4.29%†††

S&P 500 Barra Value Index**	31.79%	1.95%	10.55%/4.45%†††

(1)	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.
*	The S&P 500® is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	This unmanaged Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have higher book-to-price ratios. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is July 1, 1993.
††	Inception date is November 3, 1997.
†††	Ten years and since November 3, 1997.

MERRILL LYNCH BASIC VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	0.67%	0.82%	0.92%
(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$68	$214	$373	$ 835

Class II*	$84	$262	$455	$1,014

Class III	$94	$293	$509	$1,131

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH BASIC VALUE V.I. FUND

FINANCIAL HIGHLIGHTS — CLASS I

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Basic Value V.I. Fund (Class I**)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$10.85	$13.47	$13.71	$13.60	$14.67

Investment income — net†	.14	.12	.14	.24	.22

Realized and unrealized gain (loss) on investments
and foreign currency transactions — net	3.47	(2.48)	.44	1.41	2.37

Total from investment operations	3.61	(2.36)	.58	1.65	2.59

Less dividends and distributions:
Investment income — net	(.15)	(.13)	(.13)	(.24)	(.38)
Realized gain on investments — net	—	(.13)	(.69)	(1.30)	(3.28)

Total dividends and distributions	(.15)	(.26)	(.82)	(1.54)	(3.66)

Net asset value, end of year	$14.31	$10.85	$13.47	$13.71	$13.60

Total Investment Return:*

Based on net asset value per share	33.23%	(17.77%)	4.26%	12.65%	21.12%

Ratios to Average Net Assets:

Expenses	.67%	.67%	.68%	.65%	.66%

Investment income — net	1.17%	1.02%	1.00%	1.75%	1.59%

Supplemental Data:

Net Assets, end of year (in thousands)	$1,306,427	$1,051,063	$1,310,134	$1,179,853	$1,042,885

Portfolio turnover	24.57%	41.31%	61.04%	67.31%	86.46%
*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Based on average shares outstanding.

MERRILL LYNCH BASIC VALUE V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS — CLASS II (CONCLUDED)

	Basic Value V.I. Fund (Class II**)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$10.82	$13.43	$13.68	$13.58	$14.65

Investment income — net#	.12	.11	.11	.22	.21

Realized and unrealized gain (loss) on investments
and foreign currency transactions — net	3.46	(2.48)	.45	1.40	2.36

Total from investment operations	3.58	(2.37)	.56	1.62	2.57

Less dividends and distributions:
Investment income — net	(.13)	(.11)	(.12)	(.22)	(.36)
Realized gain on investments — net	—	(.13)	(.69)	(1.30)	(3.28)

Total dividends and distributions	(.13)	(.24)	(.81)	(1.52)	(3.64)

Net asset value, end of year	$14.27	$10.82	$13.43	$13.68	$13.58

Total Investment Return:*

Based on net asset value per share	33.05%	(17.89%)	4.05%	12.46%	20.97%

Ratios to Average Net Assets:

Expenses	.82%	.82%	.83%	.80%	.81%

Investment income — net	1.02%	.87%	.85%	1.60%	1.49%

Supplemental Data:

Net Assets, end of year (in thousands)	$38,154	$33,535	$46,031	$34,587	$19,051

Portfolio turnover	24.57%	41.31%	61.04%	67.31%	86.46%
*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class II shares were designated Class B.
#	Based on average shares outstanding.

8	MERRILL LYNCH BASIC VALUE V.I. FUND

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERs

Kevin Rendino is a Vice President and co-portfolio manager of the Fund. Mr. Rendino has been a First Vice President of MLIM since 1997. Mr. Rendino has been responsible for the management of the Fund’s portfolio since 2002.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund also pursues income, but its investments emphasize growth of capital more than income. The Fund invests primarily in equity securities, with the emphasis on common stock. In selecting securities, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on stocks with statistical characteristics associated with undervaluation, such as stocks with below-average price/earnings ratios that pay above-average dividends. Fund management may consider a stock undervalued if the stock’s price/book value ratio is below-average, or its price/earnings ratio is less than historical levels. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

Fund management believes that favorable changes in market prices are more likely to occur when:
•	Stocks are out of favor
•	Company earnings are depressed
•	Price/earnings ratios are relatively low
•	Investment expectations are limited
•	There is no general interest in a security or industry
On the other hand, Fund management believes that negative developments are more likely to occur when:
•	Investment expectations are generally high
•	Stock prices are advancing or have advanced rapidly
•	Price/earnings ratios have been inflated
•	An industry or security continues to become popular among investors

MERRILL LYNCH BASIC VALUE V.I. FUND	9

[ICON] Details About the Fund

Robert J. Martorelli is a Senior Vice President and co-portfolio manager of the Fund. Mr. Martorelli has been a First Vice President of MLIM since 1997. Mr. Martorelli has been responsible for the management of the Fund’s portfolio since 2000.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Market Capitalizations — the number of shares in the market of a company’s stock, multiplied by the price per share of that stock, is the company’s market capitalization.

In other words, Fund management believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Fund may invest a large part of its net assets in stocks that have weak research ratings.

The Fund may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Fund determines that the issuer no longer meets the criteria Fund management has established for the purchase of such securities or if Fund management thinks there is a more attractive investment opportunity in the same category.

The Fund may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. Fund management believes that large institutional investors may overlook these companies, making them undervalued.

The Fund may invest up to 25% of its total assets in securities of foreign companies. The Fund concentrates its foreign exposure on established companies in developed countries. Although the Fund may invest in emerging markets or underdeveloped countries from time to time, the Fund does not speculate on such markets or countries.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may invest in securities issued by U.S. Government agencies, instrumentalities of the U.S. Government, and U.S. Government sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities, including but not limited to those issued by Fannie Mae and Freddie Mac, are not guaranteed by the U.S. government or backed by the full faith and credit of the United States.

10	MERRILL LYNCH BASIC VALUE V.I. FUND

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Basic Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	25			X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X		X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH BASIC VALUE V.I. FUND	11

Merrill Lynch Core Bond V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Core Bond V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19
[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH CORE BOND V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities — instruments that pay a stated rate of interest or other form of scheduled payment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Maturity — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

MERRILL LYNCH CORE BOND V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

What are the Fund’s main investment strategies?

The Fund seeks to provide current income by investing in securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital.

The Fund typically invests at least 90% of its assets and under normal circumstances will invest at least 80% of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks and government obligations. Both U.S. and foreign companies and governments may issue these securities. The Fund invests primarily in fixed-income securities rated investment grade by a Nationally Recognized Statistical Rating Organization (NRSRO). Fixed-income securities in any of the four highest rating categories can be called “investment grade.” The Fund will invest most of its net assets in securities issued by U.S. companies, but may also invest in securities issued by foreign companies. The Fund may invest in fixed-income securities of any maturity.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. Also, Fund management may select securities that underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. The risks of foreign investing are greater for investments in emerging markets.

MERRILL LYNCH CORE BOND V.I. FUND	3

[ICON] Key Facts

Credit Risk — the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Prepayment Risk — the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk — the risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund’s investments in debt securities will be subject to credit risk. Certain investments the Fund makes may also be subject to the risks associated with investments in mortgage-backed securities, including prepayment risk and extension risk. Mortgage backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage backed securities may often not, therefore, be backed by the full faith and credit of the United States.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:
•	Are investing with long-term goals
•	Are looking for a steady stream of income, with higher returns over time than money market funds
•	Are willing to accept the risk of loss of income and principal in return for the possibility of receiving higher current income

4	MERRILL LYNCH CORE BOND V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for the Fund’s Class I shares for the periods shown with those of the Lehman Brothers Aggregate Bond Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 7.08% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.99% (quarter ended March 31, 1994). The year-to-date return as of March 31, 2004 was 2.49%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years

Merrill Lynch VS: Core Bond
V.I. Fund	4.76%	5.64%	6.07%

Lehman Brothers Aggregate
Bond Index*	4.10%	6.62%	6.95%
*	The Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged market-weighted index, is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH CORE BOND V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses
that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.43%	0.43%	0.43%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	0.50%	0.65%	0.75%
(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$51	$160	$280	$628

Class II*	$66	$208	$362	$810

Class III	$77	$240	$417	$930

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH CORE BOND V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Core Bond V.I. Fund (Class I**)
	For the Year Ended December 31,
Increase (Decrease) In Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$12.11	$11.59	$11.49	$11.14	$12.25

Investment income — net	.44 †	.56 †	.63	.78	.77

Realized and unrealized gain (loss) on investments
and foreign currency transactions— net	.13	.52	.12	.29	(1.05)

Total from investment operations	.57	1.08	.75	1.07	(.28)

Less dividends from investment income — net	(.47)	(.56)	(.65)	(.72)	(.83)

Net asset value, end of year	$12.21	$12.11	$11.59	$11.49	$11.14

Total Investment Return:*

Based on net asset value per share	4.76%	9.57%	6.68%	10.01%	(2.35%)

Ratios to Average Net Assets:

Expenses	.50%	.50%	.51%	.49%	.47%

Investment income — net	3.62%	4.76%	5.50%	6.96%	6.53%

Supplemental Data:

Net assets, end of year (in thousands)	$693,508	$672,305	$646,028	$507,248	$543,578

Portfolio turnover	254.01%	274.08%	277.86%	120.99%	97.14%
*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Based on average shares outstanding.

MERRILL LYNCH CORE BOND V.I. FUND	7

Details About the Fund [ICON]

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund invests primarily in a diversified portfolio of investment grade fixed-income securities of any maturity. The Fund normally invests at least 90% of its assets in fixed-income securities. The fixed-income securities in which the Fund may invest consist of:
•	U.S. Government debt securities
•	Corporate debt securities issued by U.S. and foreign companies
•	Asset-backed securities
•	Mortgage-backed securities
•	Preferred securities issued by U.S. and foreign companies
•	Corporate debt securities and preferred securities convertible into common stock
•	Foreign sovereign debt instruments
•	Money market securities

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days prior notice to shareholders. The Fund invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating services (Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s or Fitch Ratings). Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the Fund’s investment in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Fund may also invest in issuers elsewhere, including high credit-quality sovereign and corporate issuers in emerging markets.

The Fund may invest a portion of its assets in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities.

8	MERRILL LYNCH CORE BOND V.I. FUND

ABOUT THE PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. Patrick Maldari has been a Managing Director at Merrill Lynch Investment Managers since 1999, head of the Total Return Investment Team at Merrill Lynch Investment Managers since 2001 and has been a portfolio manager at Merrill Lynch Investment Managers since 1987. James J. Pagano has been a Director of Merrill Lynch Investment Managers since 2004 and was a Vice President thereof from 1997 to 2004. He has been a portfolio manager with the Total Return Team since 2001. Mr. Maldari has been a portfolio manager of the Fund since 2002 and Mr. Pagano has been a portfolio manager of the Fund since 2002. Frank Viola has been a Managing Director and head of the Structured Products Investment Team at Merrill Lynch Investment Managers since 2001 and has been a portfolio manager at Merrill Lynch Investment Managers since 1997. John Burger has been a Managing Director at Merrill Lynch Investment Managers since 2004 and was a Director thereof from 1996 to 2004. He has been head of the Corporate Total Return Investment Team at Merrill Lynch Investment Managers since 2001. Mr. Viola and Mr. Burger have been members of the Fund’s management team since 2003.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Short Sale — a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price of that security.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

In addition to the main strategies outlined above, the Fund may also use certain other strategies.

The Fund may use derivatives, including interest rate and credit default swaps, indexed and inverse securities, options, futures, options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Standard & Poor’s 500 Index or Lehman Brothers Aggregate Bond Index. The Fund may also invest in credit linked notes, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities. The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, and forward commitments.

The Fund may engage in short sales with respect to the fixed income portion of its portfolio. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets.

The Fund may invest up to 10% of its assets in fixed-income securities rated below investment grade by the NRSROs or unrated securities of equivalent credit quality (“junk bonds”).

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH CORE BOND V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Core Bond V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	10		X	X	X	X	X	X	X		X

Foreign Securities	25		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X					X	X	X

Indexed derivative securities	•	X	X	X		X	X		X	X	X

Futures and Options	•	X	X	X		X	X		X	X	X

Currency contracts	Ø


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH CORE BOND V.I. FUND

Merrill Lynch Domestic Money Market V.I. Fund
		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Domestic Money Market V.I. Fund at a Glance	3
	Risk/Return Bar Chart	4
	Fees and Expenses	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	9

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.

What are the Fund’s main investment strategies?

The Fund’s seeks to produce current income while attempting to maintain a share value of $1.00.

The Fund invests in short-term U.S. money market instruments. These instruments are generally debt securities that mature within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments that, in the opinion of Fund management, are of similar credit quality.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, in order to maintain a constant $1.00 per share net asset value, the Fund may reduce the number of shares held by its shareholders.

The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management, although these risks are minimized by the high credit quality and short term maturity of the Fund’s investments.

The Fund may invest in securities issued by U.S. Government agencies, instrumentalities of the U.S. Government, and U.S. Government sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). These securities, including but not limited to those issued by Fannie Mae and Freddie Mac, are not guaranteed by the U.S. government or backed by the full faith and credit of the United States.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with short-term goals in mind
•	Are looking for preservation of capital
•	Are looking for current income and liquidity

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the last ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.16% (quarter ended December 31, 2003). The year-to-date return as of March 31, 2004 was 0.15%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years

Merrill Lynch VS: Domestic Money Market
V.I. Fund	0.73%	3.36%	4.18%

4	MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses
that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	0.57%	0.72%	0.82%
(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$58	$183	$318	$ 714

Class II*	$74	$230	$401	$ 894

Class III	$84	$262	$455	$1,014

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Domestic MoneyMarket V.I. Fund (Class I**)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0072	.0147	.0384	.0588	.0473

Realized and unrealized gain (loss) on investments — net	(.0004)	(.0007)	.0015	.0008	(.0006)

Total from investment operations	.0068	.0140	.0399	.0596	.0467
Less dividends and distributions:
Investment income — net	(.0072)	(.0147)	(.0384)	(.0588)	(.0473)
Realized gain on investments — net	— †	— †	(.0002)	— †	— †
Total dividends and distributions	(.0072)	(.0147)	(.0386)	(.0588)	(.0473)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return:*

Based on net asset value per share	.73%	1.49%	3.89%	6.00%	4.84%

Ratios to Average Net Assets:

Expenses	.57%	.57%	.57%	.55%	.55%

Investment income — net, and realized gain on
investments — net	.73%	1.47%	3.69%	5.88%	4.76%

Supplemental Data:

Net assets, end of year (in thousands)	$428,938	$545,630	$580,609	$455,259	$467,781
*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
+	Amount is less than $(.0001) per share.

6	MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

Details About the Fund [ICON]

Agencies — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund invests all its assets in money market instruments. These instruments are generally fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

The money market instruments in which the Fund may invest include:
•	United States Government Securities — Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.
•	United States Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, government sponsored enterprises and government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.
•	Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers’ acceptances.
•	Commercial Paper — Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.
•	Short-Term Obligations — Corporate debt and asset-backed securities with a period of 397 days or less remaining to maturity.
•	Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	7

[ICON] Details About the Fund

Government Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities of these issuers are not backed by the full faith and credit of the United States.

Instrumentalities — supranational entities sponsored by the United States and other governments, such as the World Bank or the Inter-American Development Bank.

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

•	Insurance Company Obligations — Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.
•	Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers.
•	Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds.

The Fund may also engage in the following investment practices:

•	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements involving any of the above instruments (without regard to the instrument’s maturity).
•	Reverse Repurchase Agreements — Reverse repurchase agreements are transactions in which the Fund sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Fund. The Fund profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.

Fund management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

The Fund will only invest in money market obligations of U.S. issuers. For this purpose, the Fund may consider an obligation of a foreign subsidiary of a U.S. company to be an obligation of a U.S. issuer if the obligation is fully guaranteed by the U.S. parent company.

8	MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers is a Vice President and the portfolio manager of the Fund. Ms. Rogers has been a Vice President of MLIM since January 1986. Ms. Rogers has been primarily responsible for the management of the Fund’s portfolio since 1990.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Domestic Money Market V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	20	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	Ø

Restricted and Illiquid Securities	10		X	X	X	X			X		X

Covered call options	Ø

Indexed derivative securities	•	X	X	X		X			X	X	X

Futures and Options	Ø

Currency contracts	Ø


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	9

Merrill Lynch Fundamental Growth V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Fundamental Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	4
	Fees and Expenses	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	9

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

[ICON] Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital. What are the Fund’s main investment strategies? The Fund tries to choose investments that will increase in value over the long term.

The Fund seeks to achieve its objective by investing primarily in a portfolio of common stock of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. To a lesser extent, the Fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio of growth stocks as part of your total investment portfolio
•	Are willing to accept the risk that the value of your investment may decline in order to seek long term capital appreciation
•	Are not looking for a significant amount of current income

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Standard & Poor’s (“S&P”) 500 Index and the S&P Barra Growth Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 10.92% (quarter ended December 31, 2003) and the lowest return for a quarter was -16.35% (quarter ended June 30, 2002). The year-to-date return as of March 31, 2004 was 1.58%.

Average Annual Total Returns Life of (for the periods ended December 31, 2003)	One Year	Life of Fund

Merrill Lynch VS: Fundamental Growth V.I. Fund	27.98%	-8.93	%†

S&P 500 Index*	28.68%	-6.39	%††

S&P Barra Growth Index**	25.66%	-11.49	%††
*	The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	This unmanaged Index is a capitalization-weighted Index of all the stocks in the Standard & Poor’s 500 Index that have lower book-to-price ratios. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is April 3, 2000.
††	Since April 3, 2000.

4	MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees) (a)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses	0.74%	0.89%	0.99%
(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$ 76	$237	$411	$ 918

Class II*	$ 91	$284	$493	$1,096

Class III	$101	$315	$547	$1,213

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Fundamental Growth V.I. Fund (Class I***)
	For the Year Ended December 31,			For the Period April 3, 2000
Increase (Decrease) in Net Asset Value:	2003	2002	2001	to December 31, 2000

Per Share Operating Performance:

Net asset value, beginning of period	$5.46	$7.54	$9.23	$10.00

Investment income — net	.01 ##	.01 ##	.04 ##	.03

Realized and unrealized gain (loss) on investments
and foreign currency transactions — net	1.52	(2.08)	(1.71)	(.76)

Total from investment operations	1.53	(2.07)	(1.67)	(.73)

Less dividends:
Investment income — net	(.01)	(.01)	(.02)	(.04)
In excess of investment income — net	—	—	—	— ††

Total dividends	(.01)	(.01)	(.02)	(.04)

Net asset value, end of period	$6.98	$5.46	$7.54	$9.23

Total Investment Return:**

Based on net asset value per share	27.98%	(27.51%)	(18.12%)	(7.27%)#

Ratios to Average Net Assets:

Expenses, net of waiver	.74%	.75%	.79%	1.09%*

Expenses	.74%	.75%	.79%	1.12%*

Investment income — net	.13%	.09%	.57%	1.18%*

Supplemental Data:

Net Assets, end of period (in thousands)	$197,010	$200,524	$163,218	$32,480

Portfolio turnover	134.62%	89.61%	94.56%	95.44%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
***	Prior to September 2, 2003, Class I shares were designated Class A.
†	Commencement of operations.
††	Amount is less than $(.01) per share.
#	Aggregate total investment return.
##	Based on average shares outstanding.

6	MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

Details About the Fund [ICON]

Market Capitalization — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

The Fund’s objective is long-term growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock.

The Fund generally invests at least 65% of its total assets in the following equity securities:
•	Common stock
•	Convertible preferred stock
•	Securities convertible into common stock
•	Rights to subscribe to common stock

Of these securities, the Fund will primarily invest in common stock.

In selecting securities, Fund management emphasizes common stock of companies that have above-average rates of earnings growth. Fund management believes that the common stock of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stock of these companies also tends to have higher prices relative to stock of companies that do not have above average rates of earnings growth.

Some, but not all of the factors that may cause a company to have an above-average rate of earnings growth include:
•	Above average growth rate in sales
•	Improvement in its profit margin
•	Providing proprietary or niche products or services
•	Leading market share
•	Strong industry growth

The Fund may invest in companies of any size but emphasizes common stocks of companies having a medium to large stock market capitalization (currently, approximately $2 billion or more).

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGERS

Lawrence R. Fuller is a Vice President and Portfolio Manager of the Fund. Mr. Fuller has been a Managing Director of MLIM since 2000 and was a First Vice President thereof from 1997 to 2000. Mr. Fuller has been primarily responsible for the management of the Fund’s portfolio since 2000.

Thomas E. Burke is the associate portfolio manager of the Fund. Mr. Burke has been a Director of MLIM since 1998 and was a Vice President of MLIM from 1994 to 1998. Mr. Burke has been responsible for the management of the Fund since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund may also invest up to 10% of its total assets in the securities of foreign companies. Securities of foreign companies may be in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) or other securities representing interests in securities of foreign companies. The Fund’s restriction limiting investments in foreign securities to 10% of total assets does not include ADRs.

The Fund may also lend its portfolio securities and invested uninvested cash balances in affiliated money market funds.

The Fund will normally invest a portion of its net assets in short-term debt securities, such as commercial paper. These securities can be sold easily and have limited risk of loss but earn only limited returns. The Fund may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or government and money market securities when Fund management is unable to find enough attractive equity investments and to reduce exposure to equities when management believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions. Short-term investments and temporary defensive positions may limit the potential for the Fund to achieve its goal of long-term growth of capital.

8	MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Fundamental Growth V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	9

Merrill Lynch Global Allocation V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Global Allocation V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	7
	Financial Highlights	8

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Strategies	13

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total Investment Return — the combination of capital appreciation and investment income.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Credit Risk — the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Call and Redemption Risk — the risk a bond’s issuer may call a bond held by the Fund for redemption before it matures.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek high total investment return.

What are the Fund’s main investment strategies?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest.

The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. The Fund may buy debt securities of varying maturities. The Fund may invest in high yield or “junk” bonds and in certain types of derivative securities. When choosing investments, Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or bond market in which the Fund invests is rising or falling, or in response to interest rate changes. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. Generally, when interest rates go up, the value of debt securities goes down. If the value of the Fund’s investments goes down, you may lose money.

The Fund’s investments in debt securities may also be subject to credit risk and call and redemption risk.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund may invest a substantial portion of its assets in foreign securities. Foreign investing involves special risks—including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Derivatives and high yield or “junk” bonds may be volatile and subject to liquidity, leverage and credit risk.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for capital appreciation for long term goals, but also seek some current income
•	Want a professionally managed portfolio
•	Are willing to accept the risk that their investment may fluctuate over the short term
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the risks of foreign investing in order to seek high total investment return

4	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Financial Times Stock Exchange (“FTSE”) World Index and certain other broad based indices. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 17.20% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.56% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 3.54%.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	5

[ICON] Key Facts

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years/ Life of Fund

Merrill Lynch VS: Global Allocation V.I. Fund Class I	34.57%	4.33%	6.39%

Merrill Lynch VS: Global Allocation V.I. Fund Class II	—	—	8.05%	†

Merrill Lynch VS: Global Allocation V.I. Fund Class III	—	—	7.62%	††

FTSE World Index*	33.91%	0.36%	7.56%/6.10%	†††

S&P 500 Index#	28.68%	-0.57%	11.07%/7.74%/5.89%	††††

FTSE World Index (Ex. US) Equities#	40.72%	1.83%	4.99%/7.36%	†††

ML Treasury Index GA05#	2.51%	6.18%	6.25%/0.09%/0.43%	††††

Citigroup World Govt Bond Index (Ex US)#	18.52%	5.21%	6.72%/4.54%/5.76%	††††

*	This unmanaged market capitalization-weighted Index is comprised of nearly 2000 equities from 24 countries in 12 regions, including the United States. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
#	The S&P 500 Index is an unmanaged, broad-based index of common stocks. The FTSE World Index (ex-U.S.) Equities is an unmanaged, capitalization-weighted index comprised of 1,630 companies in 28 countries, excluding the United States. The Merrill Lynch Treasury Index GA05 is an unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond. The Citigroup World Government Bond Index (ex-U.S.) is an unmanaged, market capitalization-weighted index that tracks ten government bond indices, excluding the United States. Performance of the Indices does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is November 24, 2003.
††	Inception date is November 18, 2003.
†††	Ten years and since November 30, 2003.
††††	Ten years, since November 18, 2003 and November 24, 2003.

6	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees) (a)	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	0.75%	0.90%	1.00%
(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$ 72	$240	$417	$ 930

Class II*	$ 92	$287	$498	$1,108

Class III	$102	$318	$552	$1,225

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Global Allocation V.I. Fund (Class I**)

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$8.62	$9.74	$10.85	$14.13	$13.41

Investment income — net†	.21	.26	.24	.27	.20

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	2.77	(1.05)	(1.20)	(1.62)	2.58

Total from investment operations	2.98	(.79)	(.96)	(1.35)	2.78

Less dividends and distributions:
Investment income — net	(.31)	(.33)	(.15)	(.24)	(.30)
In excess of investment income — net	—	—	—	(.06)	(.05)
Realized gain on investments — net	—	—	—	(1.20)	(1.71)
In excess of realized gain on investments — net	—	—	—	(.43)	—

Total dividends and distributions	(.31)	(.33)	(.15)	(1.93)	(2.06)

Net asset value, end of year	$11.29	$8.62	$ 9.74	$10.85	$14.13

Total Investment Return:*

Based on net asset value per share	34.57%	(8.15%)	(8.86%)	(9.62%)	21.37%

Ratios to Average Net Assets:

Expenses	.75%	.77%	.75%	.73%	.73%

Investment income — net	2.16%	2.77%	2.42%	2.03%	1.49%

Supplemental Data:

Net Assets, end of year (in thousands)	$507,674	$349,514	$424,542	$552,853	$727,040

Portfolio turnover	47.41%	55.50%	107.28%	118.64%	103.76%
*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Based on average shares outstanding.

8	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

FINANCIAL HIGHLIGHTS (Concluded)

Increase (Decrease) in Net Asset Value:	Class II For the Period November 24, 2003† to December 31, 2003		Class III For the Period November 18, 2003† to December 31, 2003

Per Share Operating Performance:

Net asset value, beginning of period	$10.73		$10.00

Investment income (loss) — net***	.01		—	††

Realized and unrealized gain on investments and foreign currency transactions — net	.85		.76

Total from investment operations	.86		.76

Less dividends on investment income — net	(.30)		(.30)

Net asset value, end of period	$11.29		$10.46

Total Investment Return: **

Based on net asset value per share	8.05	%†††	7.62	%†††

Ratios to Average Net Assets:

Expenses	.95	%*	1.08	%*

Investment loss — net	.87	%*	(.24	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$1,797		$37

Portfolio turnover	47.41%		47.41%

*	Annualized
**	Total Investment returns exclude insurance-related fees and expenses
***	Based on average shares outstanding
†	Commencement of operations.
††	Amount is less than $(.01) per share.
†††	Aggregate total investment return.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	9

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

The Fund is managed by members of a team of investment professionals who participate in the team’s research process and stock selection. Dennis W. Stattman is primarily responsible for the day-to-day management of the Fund. Mr. Stattman has been the Fund’s senior portfolio manager since 2002. He was senior co-portfolio manager of the Fund from 2000 to 2002 and an associate portfolio manager of the Fund from 1999 to 2000. Mr. Stattman has been a Managing Director of Merrill Lynch Investment Managers since 1998. Dan Chamby has been the Fund’s associate portfolio manager since 2004.

HOW THE FUND INVESTS

The Fund’s investment objective is to provide high total investment return.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. In other words, the Fund seeks to achieve a combination of capital growth and income. The Fund tries to do this by investing in both equity and debt securities of issuers located around the world.

There is no limit on the percentage of assets the Fund can invest in a particular type of security. Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where its investments may be located. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective.

Fund management uses the Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. While the Fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in the securities of companies and governments located in North and South America, Europe and the Far East. In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. Fund management will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting the markets. In deciding between equity and debt investments, Fund management looks at a number of factors, including the relative opportunity for capital appreciation, dividend yields and the level of interest rates paid on debt securities of different maturities.

10	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

[ICON] Details About the Fund

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Fund management may also, from time to time, identify certain real assets, such as real estate or precious metals, that Fund management believes will increase in value because of economic trends and cycles or political or other events. The Fund may invest a portion of its assets in securities related to those real assets, such as stock or convertible bonds issued by real estate investment trusts. The Fund may invest up to 25% of its total assets in any particular industry sector.

Equity Securities — The Fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights. In selecting stocks and other securities that are convertible into stocks, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. Fund management may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

Debt Securities — The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-backed and asset-backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and “distressed securities.” Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which Fund management considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the Fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. Fund management will invest in these securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

Money Market Securities — The Fund can invest in high quality short term debt securities, such as U.S. government securities, commercial paper and money market instruments issued by commercial banks. Fund

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	11

[ICON] Key Facts

management may increase its investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities.

Options, Futures and Other Derivatives — The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to increase the return of the Fund and to hedge, or protect, the value of its assets against adverse movements in currency exchange rates and interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas) or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. While these instruments involve certain risks, the Fund will not engage in certain strategies that are considered highly risky and speculative.

The Fund may also invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may also lend its portfolio securities, may hold non-U.S. dollar cash investments, and invest uninvested cash balances in affiliated money market funds.

12	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Global Allocation V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	35		X	X	X	X	X	X	X		X

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X					X	X	X

Indexed derivative securities	•	X	X	X		X	X	X	X	X	X

Futures and Options	•	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	13

Merrill Lynch Global Growth V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Global Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH GLOBAL GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value.

The Fund invests primarily in common stock of companies located in various foreign countries and the United States that Fund management believes have shown above-average growth rates in earnings. The Fund will purchase securities of U.S. and foreign companies, and normally invests in at least three countries at any given time. The Fund can buy securities denominated in foreign currencies.

In selecting securities, Fund management emphasize companies that have medium to large stock market capitalizations.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles. Also, Fund management may select securities that underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Securities of companies with above average earnings growth rates tend to have higher stock market valuations and therefore may be more vulnerable to price declines from unexpected adverse developments than securities of other companies.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing for capital appreciation for long-term goals
•	Want a professionally managed and diversified portfolio of global growth equity securities as part of your total investment portfolio
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the risk of foreign investing in order to seek long term growth of capital
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Morgan Stanley Capital International (“MSCI”) World Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.96% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 2.35%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Life of Fund

Merrill Lynch VS: Global Growth V.I. Fund	33.56%	-2.62%	-0.96%	†

MSCI World Index*	33.11%	-0.77%	0.46%	††
*	This unmanaged market capitalization-weighted index, calculated by Morgan Stanley Capital International, is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 22 countries, including the United States. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is June 5, 1998.
††	Since June 30, 1998.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees) (a)	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	0.88%	1.03%	1.13%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$ 90	$281	$488	$1,084

Class II*	$105	$328	$569	$1,259

Class III	$115	$359	$622	$1,375

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Global Growth V.I. Fund (Class I**)

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$6.43	$8.91	$11.70	$14.78	$10.82

Investment income — net†	.09	.02	.06	.06	.11

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	2.08	(2.49)	(2.75)	(2.26)	4.06

Total from investment operations	2.17	(2.47)	(2.69)	(2.20)	4.17

Less dividends and distributions:
Investment income — net	(.08)	(.01)	(.10)	(.05)	(.12)
Realized gain on investments — net	—	—	—	(.26)	(.09)
In excess of realized gain on investments — net	—	—	—	(.57)	—

Total dividends and distributions	(.08)	(.01)	(.10)	(.88)	(.21)

Net asset value, end of year	$8.52	$6.43	$8.91	$11.70	$14.78

Total Investment Return:*

Based on net asset value per share	33.56%	(27.74%)	(23.03%)	(15.00%)	38.69%

Ratios to Average Net Assets:

Expenses	.88%	.90%	.88%	.83%	.87%

Investment income — net	1.23%	.24%	.59%	.46%	.97%

Supplemental Data:

Net assets, end of year (in thousands)	$97,736	$81,176	$127,926	$278,452	$180,408

Portfolio turnover	131.50%	138.30%	155.91%	95.98%	99.09%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003 Class I shares were designated Class A.
†	Based on average shares outstanding.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	7

Details About the Fund [ICON]

Market Capitalizations — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

ABOUT THE PORTFOLIO MANAGERS

Lawrence R. Fuller is Vice President and portfolio manager of the Fund. Mr. Fuller has been the portfolio manager since 1998. Mr. Fuller has been a Managing Director of Merrill Lynch Investment Managers since 2000 and was First Vice President from 1997 to 2000.

HOW THE FUND INVESTS

The Fund’s investment objective is long term growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its objective.

The Fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock of companies worldwide.

The Fund generally invests at least 65% of its total assets in common stock of companies from at least three different countries. In selecting securities, Fund management emphasizes companies that have experienced above average growth rates in earnings. A company may achieve above average growth rates in earnings from:
•	Above average growth rates in sales
•	Improvement in its profit margin
•	Proprietary or niche products or services
•	Leading market share
•	Strong industry growth

Fund management believes that companies that possess above average earnings growth frequently provide the opportunity for above average stock market returns. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. In selecting securities, Fund management emphasizes companies with medium to large stock market capitalizations. These companies typically have market values of $2 billion or more. However, the Fund may invest in some companies with lower market capitalizations.

Fund management looks for companies that are leaders in their industries and that have the ability to achieve above-average earnings growth by capitalizing on favorable economic trends that favor those industries. Fund management also looks for companies that are introducing promising new products, achieving strong growth in sales of existing products through improved pricing or increasing sales volume, developing operating efficiencies or increasing market share.

The Fund may invest in securities from any country. The Fund’s management, however, anticipates that a substantial portion of the Fund’s foreign investments will be in issuers in the developed markets of Europe and the Far East. The Fund may also invest in stocks of companies in emerging markets,

8	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

Thomas E. Burke has been the associate portfolio manager of the Fund since 2002. Mr. Burke has been a Director of MLIM since 1998 and was a Vice President of MLIM from 1994 to 1998.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

but the Fund’s management anticipates that a greater portion of the Fund’s foreign investments will be in issuers in developed markets.

The Fund may invest in securities denominated in currencies other than the U.S. dollar.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Global Growth V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

Merrill Lynch Government Bond V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Government Bond V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH GOVERNMENT BOND V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Agencies — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

Instrumentalities — supranational entities sponsored by the United States and other governments, such as the Inter-American Development Bank.

Government Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Student Loan Marketing Association (“Sallie Mae”) or the Federal National Mortgage Association (“Fannie Mae”). The securities of these issuers are not backed by the full faith and credit of the United States.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek the highest possible current income consistent with the protection of capital.

What are the Fund’s main investment strategies?

The Fund tries to provide current income from an actively managed portfolio of U.S. treasury and U.S. government agency securities of all maturities.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies, and by instrumentalities. The Fund may invest a substantial portion of its portfolio in mortgage-backed securities issued or guaranteed by government sponsored enterprises. The Fund may also invest in securities linked to an interest rate or other index. The Fund may invest in securities of any maturity.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed income investments, goes down. If the value of the Fund’s investments goes down, you may lose money.

The Fund may invest a substantial portion of its portfolio in mortgage-backed securities. Mortgage-backed securities involve special risks, including prepayment risk and extension risk, and may be more volatile than other fixed-income securities of similar maturities.

Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage-backed securities may often not, therefore, be backed by the full faith and credit of the United States.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	3

[ICON] Key Facts

Mortgaged-Backed Securities — securities backed by pools of mortgages that in many cases are guaranteed by government agencies such as Ginnie Mae.

Prepayment Risk — the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk — the risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for an investment that provides current income with minimal credit risk
•	Are willing to accept the risk that the value of their Fund’s shares may decline as the result of interest rate movements

4	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Citigroup Government Mortgage Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 6.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -1.98% (quarter ended March 31, 1996). The year-to-date return as of March 31, 2004 was 2.68%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Life of Fund

Merrill Lynch VS: Government Bond V.I. Fund	2.07%	5.60%	6.69%	†

Citigroup Government Mortgage Index*	2.76%	6.37%	7.47%	††

*	This unmanaged Index is comprised of 30-year and 15-year GNMA, FNMA and FNMA and FHLMC balloon mortgages. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is May 2, 1994.
††	Since May 31, 1994.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees) (a)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses	0.59%	0.74%	0.84%
(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$60	$189	$329	$ 738

Class II*	$76	$237	$411	$ 918

Class III	$86	$268	$466	$1,037

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Government Bond V.I. Fund (Class I**)

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$11.06	$10.67	$10.54	$10.03	$10.88

Investment income — net	.37 #	.48 #	.55 #	.64 #	.61

Realized and unrealized gain (loss) on investments — net	(.15)	.50	.17	.47	(.80)

Total from investment operations	.22	.98	.72	1.11	(.19)

Less dividends and distributions:
Investment income — net	(.39)	(.44)	(.55)	(.60)	(.66)
In excess of investment income — net	—	—	—	—	— †
Realized gain on investments — net	(.30)	(.15)	(.04)	—	—

Total dividends and distributions	(.69)	(.59)	(.59)	(.60)	(.66)

Net asset value, end of year	$10.59	$11.06	$10.67	$10.54	$10.03

Total Investment Return:*

Based on net asset value per share	2.07%	9.78%	7.04%	11.50%	(1.80%)

Ratios to Average Net Assets:

Expenses, excluding interest expense	.58%	.58%	.59%	.57%	.55%

Expenses	.59%	.58%	.59%	.57%	.55%

Investment income — net	3.39%	4.40%	5.13%	6.26%	5.86%

Supplemental Data:

Net Assets, end of year (in thousands)	$414,567	$585,789	$473,765	$332,219	$362,394

Portfolio turnover	212.80%	208.26%	155.31%	70.01%	116.59%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Amount is less than $(.01) per share.
#	Based on average shares outstanding.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	7

Details About the Fund [ICON]

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or by instrumentalities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. Certain securities, such as U.S. Treasury obligations, are direct obligations of the U.S. Government. Other securities are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a low risk of default.

Tax regulations require that the Fund diversify its investments among securities of different government issuers. These regulations specify maximum percentages of the Fund’s total assets that can be invested in the securities of the Fund’s largest, two largest and three largest issuers at certain times. The U.S. Treasury and each government agency or instrumentality is considered a different issuer for this purpose. Accordingly, the Fund will diversify its investments among U.S. Treasury securities and the securities of government agencies and instrumentalities to the extent necessary to comply with these tax regulations.

The Fund may invest in government securities of any maturity. Although government securities involve minimal risk of default, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed-income securities, goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund will invest a substantial portion of its assets in government securities with long-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Government agency securities, like other fixed-income securities, may have redemption features that permit the government agency to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, government agencies redeem fixed-income securities that allow for redemption. When a government agency redeems fixed-income securities, the Fund may receive less than the market

8	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

[ICON] Details About the Fund

Yields — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

ABOUT THE PORTFOLIO MANAGERS

Frank Viola is a Vice President and co-portfolio manager of the Fund. Mr. Viola has been a Managing Director of Merrill Lynch Investment Managers since 2001 and a portfolio manager with MLIM since 1997. Mr. Viola has been responsible for the management of the Fund since 2002.

Thomas Musmanno is a Vice President and co-portfolio manager of the Fund. Mr. Musmanno has been a Director of Merrill Lynch Investment Managers since 2004 and was a Vice President thereof from 1996 to 2004. He has been a Derivatives and Structured Products Specialist and portfolio manager with MLIM since 1996. Mr. Musmanno has been responsible for the management of the Fund since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

value of the securities prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

The Fund may invest a portion of its net assets in various types of mortgage-backed securities issued or guaranteed by government-sponsored enterprises such as Fannie Mae or Freddie Mac. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund may use derivatives, including indexed securities, options, futures, options on futures and swaps, for hedging purposes, as well as to seek to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	9

[ICON] Key Facts

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Government Bond V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	Ø

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X					X	X	X

Indexed derivative securities	•	X	X	X		X			X	X	X

Futures and Options	•	X	X	X		X			X	X	X

Currency contracts	Ø


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

Merrill Lynch High Current Income V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch High Current Income V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	11

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

[ICON] Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

What are the Fund’s main investment strategies?

The Fund looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital.

The Fund generally invests over 90% of its assets in fixed-income securities. The Fund invests primarily in fixed-income securities with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as “junk bonds.” Junk bonds are high-risk investments, and may result in the Fund losing both income and principal. The Fund will invest the majority of its net assets in securities issued by U.S. companies, but may also invest a portion of its assets in securities issued by foreign companies if they are denominated in U.S. dollars.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The Fund should be considered high risk because it invests in junk bonds. Investing in junk bonds is riskier than investing in higher quality fixed income securities — price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal. The Fund faces additional risks when it invests in securities of foreign companies or governments, including the possibility of substantial volatility due to adverse political, economic or other developments. Also, Fund management may select securities that underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:
•	Are investing with long-term goals
•	Are looking for income, with higher returns than money market funds
•	Are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

4	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Credit Suisse First Boston (“CSFB”) High Yield Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 8.88% (quarter ended June 30, 2003) and the lowest return for a quarter was -8.44% (quarter ended September 30, 1998). The year-to-date return as of March 31, 2004 was 2.51%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years

Merrill Lynch VS: High Current Income V.I. Fund	28.28%	5.33%	5.78%

CSFB High Yield Index*	27.94%	6.44%	7.30%

*	This unmanaged market-weighted index of high-yield debt securities is comprised of 1,637 securities rated BBB or lower. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.48%	0.48%	0.48%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.56%	0.71%	0.81%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$57	$179	$313	$ 701

Class II*	$73	$227	$395	$ 883

Class III	$83	$259	$450	$1,002

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	High Current Income V.I. Fund (Class I**)
	For the Year Ended December 31,
Increase (Decrease) In Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$6.69	$7.53	$8.06	$9.59	$10.11

Investment income — net†	.60	.68	.88	.96	1.00

Realized and unrealized gain (loss) on investments — net	1.20	(.80)	(.55)	(1.59)	(.43)

Total from investment operations	1.80	(.12)	.33	(.63)	.57

Less dividends:
Investment income — net	(.63)	(.72)	(.86)	(.90)	(1.09)
In excess of investment income — net	—	—	—	—	— ††

Total dividends	(.63)	(.72)	(.86)	(.90)	(1.09)

Net asset value, end of year	$7.86	$6.69	$7.53	$8.06	$9.59

Total Investment Return:*

Based on net asset value per share	28.28%	(1.39%)	4.01%	(7.09%)	5.95%

Ratios to Average Net Assets:

Expenses	.56%	.57%	.58%	.54%	.52%

Investment income — net	8.15%	9.75%	10.82%	10.72%	10.10%

Supplemental Data:

Net assets, end of year (in thousands)	$335,627	$274,534	$364,723	$404,344	$498,392

Portfolio turnover	78.45%	51.73%	32.01%	28.63%	23.14%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003 Class I shares were designated Class A.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND	7

Details About the Fund [ICON]

Liquid — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Volatility — the frequency and amount of changes in a security’s market value.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund generally invests over 90% of its assets in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Most of the Fund’s investments will be corporate or foreign government debt securities, but the Fund may also buy preferred stocks. While the Fund does not intend to buy equity securities other than preferred stocks, it may acquire and hold equity securities offered as part of a unit in conjunction with a fixed-income security, received upon exercise of a right or warrant obtained on account of a fixed income security, received as the result of an amendment, waiver, conversion or exchange of a fixed-income security, or obtained in connection with the bankruptcy or workout of a distressed fixed-income security.

The Fund buys primarily securities that are rated Baa or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), or BBB or lower by Standard & Poor’s (“S&P”), or are unrated securities that have a credit quality comparable to these ratings levels. The Fund may also buy securities that are:
•	Rated higher quality, but only when Fund management believes the Fund can gain a substantial reduction in its risk of losing income and principal, with only a small decrease in yield
•	Rated Ca or lower by Moody’s or rated CC or lower by S&P, but only if Fund management believes the security or the issuer is showing a stronger financial position than the low rating usually indicates

Securities rated below Baa or BBB are commonly called “junk bonds.” The Fund may invest up to 100% of its net assets in junk bonds. Although junk bonds generally have higher yields than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed-income securities.

8	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

Maturity — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a high yield debt instrument may be short-term (two years or under), intermediate-term (two to five years) or long-term (over five years).

Zero-Coupon Bonds — bonds that are sold at a substantial discount to their value at maturity and do not pay current interest.

The Fund will not purchase defaulted securities. If the Fund buys a security and the security defaults or the issuer goes into bankruptcy, the Fund may continue to hold the security.

The Fund may invest in junk bonds of any maturity and may also invest in zero-coupon bonds.

Junk bonds, like other fixed-income securities, frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem bonds that allow for redemption. When an issuer redeems junk bonds, the Fund may receive less than the market value of the bonds prior to redemption. In addition, the Fund may have to invest the proceeds in new bonds with lower yields and therefore lose expected future income.

To analyze a security, Fund management looks at both the issuer and at general business conditions. Fund management looks at the issuer’s:
•	Financial condition
•	Cash flow and borrowing needs. For new companies, or companies with minimal revenues, management may look at whether the company has attracted reputable equity investors or sponsors
•	Management strength
•	Ability to respond to changes in business conditions
•	Results of operations
•	Visibility in the market, because securities of companies that are less well known may be less liquid

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND	9

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGER

Robert F. Murray is a Vice President and the portfolio manager of the Fund. Mr. Murray has been a Director (Global Fixed Income) of MLIM since 2001 and was a Vice President from 1993 to 2001. Mr. Murray has been primarily responsible for the management of the Fund’s portfolio since 1998.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Fund management looks at general business conditions, including:
•	Expected changes in the general economy and interest rates
•	Economic outlook for specific industries
•	The availability of new investment opportunities

The Fund may invest up to 30% of its total assets in fixed-income securities of issuers outside the United States. The Fund’s management anticipates that the Fund’s investments in foreign companies will primarily be in issuers in Canada, Australia and the developed countries of Europe, although the Fund may also invest in issuers in emerging markets. The Fund will invest in securities of foreign issuers that are denominated in U.S. dollars.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund may use derivatives, including indexed securities, options, futures, options on futures and swaps, for hedging purposes, as well as to seek to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

10	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch High Current Income V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	•		X	X	X	X	X		X		X

Foreign Securities	30		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X					X	X	X

Indexed derivative securities	•	X	X	X		X	X	X	X	X	X

Futures and Options	•	X	X	X		X	X	X	X	X	X

Currency contracts	Ø

 Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND	11

Merrill Lynch Index 500 V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Index 500 V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH INDEX 500 V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

MERRILL LYNCH INDEX 500 V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500”).

What are the Fund’s main investment strategies?

The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States.

Under normal circumstances, the Fund must invest at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund will generally invest substantially all of its assets in such common stocks and instruments. The Fund employs a “passive” approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because the stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund is a non-diversified fund, which means that it may invest more of its assets in securities of a single issuer than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it is more exposed to the risks associated with and developments that affect an individual issuer than a fund that invests more widely.

MERRILL LYNCH INDEX 500 V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want to invest in large U.S. companies
•	Want to ensure that all or a portion of their assets match the performance of a broad equity market index
•	Are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH INDEX 500 V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Standard & Poor’s 500 Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 21.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -17.26% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 1.63%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Life of Fund

Merrill Lynch VS: Index 500 V.I. Fund	28.14%	-0.97%	7.36	%†

S&P 500 Index*	28.68%	-0.57%	7.78	%††

*	The S&P 500® is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is December 13, 1996.
††	Since December 13, 1996.

MERRILL LYNCH INDEX 500 V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.30%	0.30%	0.30%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.38%	0.53%	0.63%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$39	$122	$213	$480

Class II*	$54	$170	$296	$665

Class III	$64	$202	$351	$786

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH INDEX 500 V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Index 500 V.I. Fund (Class I**)
	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$11.15	$14.58	$16.79	$18.73	$16.23

Investment income — net	.18 #	.15 #	.15	.16	.19

Realized and unrealized gain (loss) on investments — net	2.96	(3.41)	(2.21)	(1.91)	3.05

Total from investment operations	3.14	(3.26)	(2.06)	(1.75)	3.24

Less dividends and distributions:
Investment income — net	(.17)	(.17)	(.15)	(.16)	(.37)
In excess of investment income — net	—	—	—	— †	—
Realized gain on investments — net	—	—	—	—	(.18)
In excess of realized gain on investments — net	—	—	—	(.03)	(.19)

Total dividends and distributions	(.17)	(.17)	(.15)	(.19)	(.74)

Net asset value, end of year	$14.12	$11.15	$14.58	$16.79	$18.73

Total Investment Return:*

Based on net asset value per share	28.14%	(22.40%)	(12.28%)	(9.37%)	20.50%

Ratios to Average Net Assets:

Expenses	.38%	.40%	.40%	.35%	.35%

Investment income — net	1.41%	1.20%	.94%	.88%	1.13%

Supplemental Data:

Net Assets, end of year (in thousands)	$448,704	$319,740	$482,374	$545,167	$586,394

Portfolio turnover	2.30%	7.79%	3.46%	7.31%	26.35%

†	Amount is less than $(.01) per share.
*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
#	Based on average shares outstanding.

MERRILL LYNCH INDEX 500 V.I. FUND	7

Details About the Fund [ICON]

Market-Weighted Index — an index in which the weighting of each security is based on its market capitalization.

Market Capitalization — the number of shares of a company’s stock, multiplied by the price per share of the stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. In general, the Fund will invest substantially all of its assets in such common stocks and instruments.The Fund will generally invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as “full replication.” However, when Fund management believes it would be cost efficient, Fund management is authorized to deviate from full replication and to instead invest in a statistically selected sample of the 500 stocks in the S&P 500 that has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole.

The S&P 500 is composed of 500 common stocks. The stocks represented in the index are issued by large-capitalization U.S. companies in a wide range of businesses and collectively represent a substantial portion of all common stocks publicly traded in the United States. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index’s performance. Currently, the largest stocks in the S&P 500 have many times the effect of most other stocks in the index. The stocks in the S&P 500 are chosen by S&P, a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. S&P’s selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.

The Fund will not attempt to buy or sell securities based on Fund management’s economic, financial or market analysis, but will instead employ a “passive” investment approach. This means that Fund management will attempt to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500. The Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the S&P 500. Accordingly, it is anticipated that the Fund’s portfolio turnover and trading costs will be lower than actively managed funds.

8	MERRILL LYNCH INDEX 500 V.I. FUND

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by MLIM Index Fund Management Group.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

Fund management may also purchase stocks not included in the S&P 500 when it believes that it would be a cost efficient way of approximating the S&P 500’s performance to do so. If Fund management uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund will also invest in short-term money market instruments as cash reserves. The Fund will not invest in options, futures, other derivative instruments or short-term money market instruments in order to lessen the Fund’s exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH INDEX 500 V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Index 500 V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	†			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	†		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	†		X	X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X			X	X	X

Futures and Options	•	X	X	X		X			X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X	X

 Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please set the Statement of Additional Information.

10	MERRILL LYNCH INDEX 500 V.I. FUND

Merrill Lynch International Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch International Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	9

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities — fixed-income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

Price-to-earnings Ratio — price of a stock divided by its earnings per share.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is current income and long-term growth of income accompanied by growth of capital.

What are the Fund’s main investment strategies?

The Fund invests primarily in stocks of companies in developed countries located outside the United States. The Fund may purchase common stock, preferred stock and convertible securities. Normally, the Fund will invest at least 80% of its assets in stocks that pay dividends.

In investing the Fund’s assets, the Investment Adviser follows a value investing style. This means that the Investment Adviser buys stocks that it believes are currently undervalued by the market and thus have a lower price than what the Investment Adviser believes they are worth. Typical value characteristics include:
•	low price-to-earnings ratio relative to the market
•	high yield relative to the market
•	financial strength

Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. Also, the Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles. Also, Fund management may select securities that underperform the markets, other relevant indices, or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	3

[ICON] Key Facts

The Fund’s value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index. Also, the return of the Fund will not necessarily be similar to the return of the MSCI EAFE Index.

The Fund invests most of its assets in foreign securities; therefore, the Fund is subject to additional risks. For example, the Fund’s securities may go up or down in value depending on foreign exchange rates, political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing
•	Are seeking to diversify a portfolio of equity securities to include foreign securities
•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of your investment may decline in order to seek current income and long-term growth of income, accompanied by growth of capital

4	MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

RISK/RETURN BAR CHART

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to Mercury International Value V.I. Fund of Mercury Variable Trust (“Mercury International Value”), substantially all of the assets of which were acquired by the Fund on November 24, 2003. The Fund and Mercury International Value have identical investment objectives and policies and use the same portfolio management personnel.

The bar chart and table shown below provide an indication of the risks of investing in the Fund, which are identical to the risks of investing in Mercury International Value. Prior to November 24, 2003 the bar chart and table are based upon the performance of Mercury International Value. The bar chart shows changes in the performance of the Fund’s Class I shares for each complete calendar year since Mercury International Value’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the MSCI EAFE Index, a broad measure of market performance. How Mercury International Value and the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 22.40% (quarter ended June 30, 2003) and the lowest return for a quarter was -22.28% (quarter ended September 30, 2002). The year to date return as of March 31, 2004 was 3.16%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Life of Fund

Merrill Lynch International Value V.I. Fund	42.24%	6.53%	5.02	%†

MSCI EAFE Index*	38.59%	-0.05%	0.58	%††

†	Inception date of Mercury International Value was June 10, 1998.
††	Since June 30, 1998.
*	The MSCI EAFE Index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)(b)	0.12%	0.12%	0.12%

Total Annual Fund Operating Expenses(c)	0.87%	1.02%	1.12%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
(b)	Other expenses are estimated for the current fiscal year.
(c)	The Fund incurred expenses in connection with its acquisition of Mercury International Value V.I. Fund of Mercury Variable Trust during the fiscal year ended December 31, 2003. The figures shown do not include these non-recurring expenses. If these expenses were included, the Total Annual Fund Operating Expenses would have been .89%, 1.04% and 1.14% for Classes I, II and III, respectively.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 89	$278	$482	$1,073

Class II	$104	$325	$563	$1,248

Class III	$114	$356	$617	$1,363


6	MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

FINANCIAL HIGHLIGHTS

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to Mercury International Value, substantially all of the assets and liabilities of which were acquired by the Fund on November 24, 2003. The Fund and Mercury International Value have identical investment objectives and policies and use the same portfolio management personnel.

The Financial Highlights table is intended to help you understand the financial performance of Mercury International Value, which has been assumed by the Fund, and the Fund for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information for the year ended December 31, 2003 has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. The information prior to the fiscal year ended December 31, 2003, has been audited by other auditors.

	International Value V.I. Fund (Class I Shares**)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$8.26	$9.69	$11.68	$11.52	$9.52

Investment income — net	.19 †	.13 †	.20 †	.22	.15

Realized and unrealized gain (loss) on
investments and foreign currency
transactions — net	3.29	(1.21)	(1.71)	.10	1.91

Total from investment operations	3.48	(1.08)	(1.51)	.32	2.06

Less dividends and distributions:
Investment income — net	(.33)	(.35)	(.24)	(.11)	(.06)
Realized gain on investments — net	—	—	(.24)	(.05)	—

Total dividends and distributions	(.33)	(.35)	(.48)	(.16)	(.06)

Net asset value, end of year	$11.41	$8.26	$9.69	$11.68	$11.52

Total Investment Return:*

Based on net asset value per share	42.24%††	(11.54)%	(12.90)%	2.85%	21.68%

Ratios to Average Net Assets:

Expenses, excluding reorganization expenses	.87%	.91%	.99%	.93%	1.01%

Expenses	.89%	.91%	1.01%	.93%	1.01%

Investment income — net	2.08%	1.38%	1.83%	2.20%	1.63%

Supplemental Data:

Net assets, end of year (in thousands)	$319,892	$240,002	$349,318	$356,292	$284,834

Portfolio turnover	54%	55%	62%	39%	71%

*	Total investment return excludes insurance-related fees and expenses.
**	Effective November 24, 2003, shares of the Fund were designated Class I shares.
†	Based on average shares outstanding.
††	In 2003, .12% of the Fund’s total return consisted of voluntary reimbursements by the Investment Adviser for the realized losses on foreign currency transactions.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	7

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

James Macmillan is the portfolio manager of the Fund. He has been a Managing Director of the Fund’s sub-adviser, Merrill Lynch Asset Management U.K. Limited, since 1993 and is the manager of Merrill Lynch Investment Managers’ London-based value equity team, which manages approximately $3.2 billion in global equities. Mr. Macmillan has been primarily responsible for the management of the Fund (and Mercury International Value) since 2001.

HOW THE FUND INVESTS

The Fund’s investment objective is current income and long-term growth of income accompanied by growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its objective.

The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its assets in stocks that pay dividends.

Fund management chooses equity securities using a value-oriented investment style. This means that the Fund seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund also may invest in stocks that do not pay dividends, but have growth potential unrecognized by the market or have made changes in business or management that indicate growth potential.

For temporary, emergency purposes, including to meet redemptions, and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. The Fund temporarily can invest up to 100% of its net assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

8	MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND

[ICON] Details About the Fund

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch International Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	X	X		X							X

Non-investment grade securities	Ø

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X

 Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND	9

Merrill Lynch Large Cap Core V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Large Cap Core V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH LARGE CAP CORE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total Investment Return — the combination of capital appreciation (from increases or decreases in the market value of investments) and current income (from interest or dividends).

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Common Stock — securities representing shares of ownership of a corporation.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the markets.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

MERRILL LYNCH LARGE CAP CORE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek high total investment return.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund uses an investment approach that blends growth and value.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. A company’s stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the investment strategy of the Fund.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities that underperform the stock market, the relevant index or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek high total investment return
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH LARGE CAP CORE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Russell 1000® Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.29% (quarter ended September 30, 1998). The year-to-date return as of March 31, 2004 was 5.76%.

Average Annual Total Returns (for the periods ended December 31, 2003	One Year	Five Years	Ten Years

Merrill Lynch VS: Large Cap Core V.I. Fund	31.52%	3.68%	9.36%

Russell 1000® Index*	29.89%	-0.13%	11.00%

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3,000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.47%	0.47%	0.47%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	0.54%	0.69%	0.79%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$55	$173	$302	$677

Class II*	$70	$221	$384	$859

Class III	$81	$252	$439	$978

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH LARGE CAP CORE V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Core V.I. Fund (Class I**)

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$19.35	$23.52	$25.61	$39.93	$38.12

Investment income — net†	.08	.16	.20	.44	.19

Realized and unrealized gain (loss) on investments and
foreign currency transactions — net	6.02	(4.15)	(2.09)	(4.16)	10.46

Total from investment operations	6.10	(3.99)	(1.89)	(3.72)	10.65

Less dividends and distributions:
Investment income — net	(.09)	(.18)	(.20)	(.48)	(.56)
In excess of investment income — net	—	—	—	(.16)	(.02)
Realized gain on investments — net	—	—	— ††	(8.58)	(8.26)
In excess of realized gain on investments — net	—	—	—	(1.38)	—

Total dividends and distributions	(.09)	(.18)	(.20)	(10.60)	(8.84)

Net asset value, end of year	$25.36	$19.35	$23.52	$25.61	$39.93

Total Investment Return:*

Based on net asset value per share	31.52%	(16.98%)	(7.39%)	(9.85%)	31.43%

Ratios to Average Net Assets:

Expenses	.54%	.56%	.53%	.49%	.49%

Investment income — net	.39%	.74%	.86%	1.14%	.52%

Supplemental Data:

Net Assets, end of year (in thousands)	$517,720	$434,926	$596,738	$761,558	$958,313

Portfolio turnover	124.56%	115.39%	170.43%	102.12%	77.73%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	7

Details About the Fund [ICON]

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000® Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund.

The Fund has a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell 1000® Index.

In selecting securities for the Fund’s portfolio, the Investment Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000® Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
•	Relative price to earnings and price-to-book ratios
•	Stability and quality of earnings momentum and growth
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

8	MERRILL LYNCH LARGE CAP CORE V.I. FUND

ABOUT THE PORTFOLIO MANAGER

The Fund’s portfolio is managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. The team leader, Mr. Doll, is primarily responsible for the day-to-day management of the Fund. Mr. Doll has been the President of MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2001. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets including securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.” Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of the Fund’s investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Large Cap Core V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•		X								X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X	X

 Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH LARGE CAP CORE V.I. FUND

Merrill Lynch Large Cap Growth V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Large Cap Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	8

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	9
	Investment Strategies	11

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the market.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Russell 1000® Growth Index — a subset of the Russell 1000® Index that consists of those Russell 1000® securities with a greater than average growth orientation.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital growth.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those that are, at the time of purchase, included in the Russell 1000® Index. The Fund seeks to outperform the Russell 1000® Growth Index by investing primarily in equity securities that the Investment Adviser believes have good prospects for earnings growth.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund’s investment strategy.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or stock market in which the Fund invests is rising or falling. At other times there are specific factors that may affect the value of a particular investment. The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles. Also, the Investment Adviser may select

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	3

[ICON] Key Facts

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities — fixed income securities, such as bonds or preferred stocks, that are exchangeable for shares of common stock of the issuer or of another company.

Contract — The Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

securities that underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long term goals
•	Want a professionally managed and diversified portfolio of large cap equity securities as a part of their total investment portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital growth
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

RISK/RETURN BAR CHART

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. (“ML Large Cap Growth”), substantially all of the assets of which were acquired by the Fund on November 24, 2003. The Fund and ML Large Cap Growth have identical investment objectives and policies and use the same portfolio management personnel.

The bar chart and table shown below provide an indication of the risks of investing in the Fund, which are identical to the risks of investing in ML Large Cap Growth. Prior to November 24, 2003, the bar chart and table are based upon the performance of ML Large Cap Growth. The bar chart shows changes in the performance of the Fund’s Class I shares for each complete calendar year since ML Large Cap Growth’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Russell 1000® Growth Index, a broad measure of market performance. How ML Large Cap Growth and the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 13.97% (quarter ended June 30, 2003) and the lowest return for a quarter was -14.93% (quarter ended September 30, 2001). The year to date return as of March 31, 2004 was 3.46%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Life of Fund

Merrill Lynch Large Cap Growth V.I. Fund	34.01%	-1.17	%†

Russell 1000® Growth Index*	29.75%	-6.73	%††

†	Inception date of ML Large Cap Growth was April 30, 1999.
††	Since April 30, 1999.
*	The Russell 1000® Growth Index is a subset of the Russell 1000® Index. The Russell 1000® Growth Index consists of those Russell 1000 securities with a greater than average growth orientation. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)(b)	0.37%	0.37%	0.37%

Total Annual Fund Operating Expenses(c)	1.02%	1.17%	1.27%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
(b)	Other expenses are estimated for the current fiscal year.
(c)	The Fund incurred expenses in connection with its acquisitions of Merrill Lynch Large Cap Growth V.I. Funds, Inc. of Mercury V.I. Funds, Inc. and Merrill Lynch Focus Twenty V.I. Fund of Merrill Lynch Variable Series Funds, Inc. during the fiscal year ended December 31, 2003. The figures shown do not include these non-recurring expenses. If these expenses were included, the Total Annual Fund Operating Expenses would have been 1.03%, 1.18% and 1.28% for Classes I, II and III, respectively.

6	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$104	$325	$563	$1,248

Class II	$119	$372	$644	$1,420

Class III	$129	$403	$697	$1,534


MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to ML Large Cap Growth, substantially all of the assets and liabilities of which were acquired by the Fund on November 24, 2003. The Fund and ML Large Cap Growth have identical investment objectives and policies and use the same portfolio management personnel.

The Financial Highlights table is intended to help you understand the financial performance of ML Large Cap Growth, which has been assumed by the Fund, and the Fund for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Growth V.I. Fund (Class I Shares)
Increase (Decrease) in Net Asset Value:	For the Year Ended December 31,				For the Period April 30, 1999† to December 31, 1999
	2003	2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$6.91	$9.02	$9.95	$12.03	$10.00

Investment loss — net	(.03 )‡‡	(.04 )‡‡	(.03 )‡‡	— ††	—	††

Realized and unrealized gain (loss) on investments — net	2.38	(2.07)	(.90)	(1.93)	2.10

Total from investment operations	2.35	(2.11)	(.93)	(1.93)	2.10

Less dividends and distributions:
Investment income — net	—	—	— ††	—	—
In excess of investment income — net	—	—	—	— ††	(.04)
In excess of realized gain on investments — net	—	—	—	(.15)	(.03)

Total dividends and distributions	—	—	— ††	(.15)	(.07)

Net asset value, end of period	$9.26	$6.91	$9.02	$9.95	$12.03

Total Investment Return:**

Based on net asset value per share	34.01%	(23.39)%	(9.32)%	(15.95)%	20.94	%‡

Ratios to Average Net Assets:

Expenses, net of reimbursement and excluding reorganization expenses	1.02%	1.18%	1.15%	1.21%	1.25	%*

Expenses, net of reimbursement	1.03%	1.18%	1.15%	1.21%	1.25	%*

Expenses	1.03%	1.18%	1.15%	1.34%	2.83	%*

Investment loss — net	(.39)%	(.55)%	(.29)%	(.02)%	(.07	)%*

Supplemental Data:

Net Assets, end of period (in thousands)	$86,697	$45,100	$47,868	$51,305	$24,014

Portfolio turnover	140.87%	133.57%	172.49%	75.08%	37.25%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Amount is less than ($.01) per share.
‡	Aggregate total investment return.
‡‡	Based on average shares outstanding.

8	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

Details About the Fund [ICON]

HOW THE FUND INVESTS

The Fund’s investment objective is long term capital growth.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000® Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund. The Fund seeks to outperform the Russell 1000® Growth Index, by investing primarily in equity securities that the Investment Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

In selecting securities for the Fund’s portfolio from the Fund’s benchmark universe, the Investment Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	9

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund’s portfolio is managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. The team leader, Mr. Doll, is primarily responsible for the day-to-day management of the Fund. Mr. Doll has been the President of MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2001. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Because the Fund generally will not hold all the stocks in the Russell 1000® Growth Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
•	Relative price to earnings and price-to-book ratios
•	Stability and quality of earnings momentum and growth
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.” Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of the Fund’s investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

10	MERRILL LYNCH LARGE CAP GROWTH V.I. FUND

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Large Cap Growth V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X	X

Each of these strategies and risks is explained in the “Other Important Information” section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH LARGE CAP GROWTH V.I. FUND	11

Merrill Lynch Large Cap Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Large Cap Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH LARGE CAP VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Common Stock — securities representing shares of ownership of a corporation.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the market.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital growth.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock, of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund seeks to outperform the Russell 1000® Value Index by investing primarily in equity securities that the Investment Adviser believes are undervalued.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. A company’s stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund’s investment strategy.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or stock market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND	3

[ICON] Key Facts

Russell 1000® Value Index — a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price to book ratios and lower forecasted growth values.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Also, the Investment Adviser may select securities that underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital growth
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Russell 1000® Value Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 16.34% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.43% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 8.15%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Life of Fund

Merrill Lynch VS: Large Cap Value V.I. Fund	33.98%	7.20	%†

Russell 1000® Value Index*	30.03%	2.68	%††

†	Inception date is April 23, 2001.
††	Since April 23, 2001.
*	The Russell 1000® Value Index is an unmanaged broad-based Index and a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	0.85%	1.00%	1.10%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$ 87	$271	$471	$1,049

Class II*	$102	$318	$552	$1,225

Class III	$112	$350	$606	$1,340

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Value V.I. Fund (Class I##)
	For the Year Ended December 31,		For the Period April 23, 2001† to December 31, 2001
Increase (Decrease) in Net Asset Value:	2003	2002

Per Share Operating Performance:

Net asset value, beginning of period	$8.92	$10.26	$10.00

Investment income — net	.06 #	.08 #	.02

Realized and unrealized gain (loss) on investments — net	2.97	(1.37)	.28

Total from investment operations	3.03	(1.29)	.30

Less dividends from investment income — net	(.05)	(.05)	(.04)

Net asset value, end of period	$11.90	$8.92	$10.26

Total Investment Return:**

Based on net asset value per share	33.98%	(12.62%)	2.99	%††

Ratios to Average Net Assets:

Expenses, net of waiver	.85%	.95%	1.25	%*

Expenses	.85%	.95%	1.65	%*

Investment income — net	.56%	.81%	.64	%*

Supplemental Data:

Net assets, end of period (in thousands)	$106,439	$68,775	$16,103

Portfolio turnover	$127.48%	101.99%	64.52%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses. The Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
†	Commencement of operations.
††	Aggregate total investment return.
#	Based on average shares outstanding.
##	Prior to September 2, 2003, Class I shares were designated Class A.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND	7

Details About the Fund [ICON]

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock, of large cap companies included at the time of purchase in the Russell 1000® Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund.

The Fund seeks to outperform the Russell 1000® Value Index by investing primarily in equity securities that the Investment Adviser believes are selling at below normal valuations. The Russell 1000® Value Index, a subset of the Russell 1000® Index, consists of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

In selecting securities for the Fund’s portfolio from the Fund’s benchmark universe, the Investment Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000® Value Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:
•	Relative price to earnings and price-to-book ratios
•	Stability and quality of earnings momentum and growth

8	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

ABOUT THE PORTFOLIO MANAGER

The Fund’s portfolio is managed by a team that includes Robert C. Doll, Jr. and Dan Hanson. The team leader, Mr. Doll, is primarily responsible for the day-to-day management of the Fund. Mr. Doll has been the President of MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2001. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

The Fund has no stated minimum holding period for investments, and will buy and sell securities whenever Fund management sees an appropriate opportunity.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts or “ADRs”. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of the Fund’s investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Large Cap Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X	X

Each of these strategies and risks is explained in the “Other Important Information” section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

Merrill Lynch Small Cap Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Small Cap Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Strategies	13

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH SMALL CAP VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Small Cap Companies — Small Cap market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® or the S&P SmallCap 600® at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market capitalization companies for purposes of the 80% policy. As of March 31, 2004, the Russell 2000® included companies with capitalizations up to $2.8 billion and the S&P SmallCap 600® included companies with capitalizations up to $3.0 billion. The market capitalizations of companies in each index change with market conditions and the composition of the index.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. The Fund invests primarily in common stock of small cap companies and emerging growth companies that Fund management believes have special investment value. This means Fund management will look for companies that have long-term potential to grow in size or to become more profitable, or that the stock market may value more highly in the future. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small cap companies. The Fund invests primarily in U.S. companies, but may invest up to 30% of its assets in foreign companies.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. In addition, there are specific factors that may affect the value of a particular investment. The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles. If the value of the Fund’s investments goes down, you may lose money.

Small and emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or emerging growth company may lose substantial value. Small and emerging growth companies’ securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small or emerging growth companies requires a long-term view.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	3

[ICON] Key Facts

Emerging Growth Companies — companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential to grow earnings significantly over an extended period of time.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. The risks of foreign investing are greater for investments in emerging markets.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are looking to diversify their holdings by adding exposure to small and emerging growth companies and are willing to accept the risks of investing in such companies
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns
•	Are not looking for current income

4	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of each class of the Fund’s shares for the periods shown with the Russell 2000® Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 29.46% (quarter ended December 31, 2001) and the lowest return for a quarter was -26.69% (quarter ended September 30, 1998). The year-to-date return as of March 31, 2004 was 5.86%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years/Life of Fund

Merrill Lynch VS: Small Cap Value V.I. Fund
— Class I*	42.91%	16.85%	12.78%

Merrill Lynch VS: Small Cap Value V.I. Fund
— Class II*	42.62%	16.67%	9.91	%†

Merrill Lynch VS: Small Cap Value V.I. Fund
— Class III	—	—	6.95	%††

Russell 2000® Index**	47.25%	7.13%	9.47/4.86/6.00	%†††

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.
**	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is October 23, 1997.
††	Inception date is November 17, 2003.
†††	Past ten years, since October 23, 1997 and since November 17, 2003.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.83%	0.98%	1.08%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$ 85	$265	$460	$1,025

Class II*	$100	$312	$542	$1,201

Class III	$110	$343	$595	$1,317

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

FINANCIAL HIGHLIGHTS — CLASS I

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.
	Small Cap Value V.I. Fund (Class I**) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$18.09	$25.08	$20.78	$23.35	$19.95

Investment income (loss) — net†	.02	(.02)	.06	.07	.06

Realized and unrealized gain (loss) on investments — net	7.67	(5.84)	6.01	3.30	6.03

Total from investment operations	7.69	(5.86)	6.07	3.37	6.09

Less dividends and distributions:
Investment income — net	(.02)	—	(.06)	(.07)	(.09)
In excess of investment income — net	—	—	—	— ††	(.01)
Realized gain on investments — net	(.16)	(1.13)	(1.71)	(5.87)	(2.59)

Total dividends and distributions	(.18)	(1.13)	(1.77)	(5.94)	(2.69)

Net asset value, end of year	$25.60	$18.09	$25.08	$20.78	$23.35

Total Investment Return:*

Based on net asset value per share	42.91%	(23.76%)	29.94%	14.75%	34.15%

Ratios to Average Net Assets:

Expenses	.83%	.84%	.83%	.81%	.81%

Investment income (loss) — net	.08%	(.11%)	.26%	.28%	.32%

Supplemental Data:

Net assets, end of year (in thousands)	$601,270	$460,279	$746,874	$591,631	$528,571

Portfolio turnover	64.35%	76.33%	64.99%	83.78%	89.90%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS — CLASS II (continued)

	Small Cap Value V.I. Fund (Class II**) For the Year Ended December 31,
Increase (Decrease) In Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$18.08	$25.05	$20.77	$23.35	$19.94

Investment income (loss) — net†	(.02)	(.06)	.02	.04	.03

Realized and unrealized gain (loss) on investments — net	7.65	(5.82)	6.01	3.29	6.03

Total from investment operations	7.63	(5.88)	6.03	3.33	6.06

Less dividends and distributions: Investment income — net	—	—	(.04)	(.04)	(.06)
In excess of investment income — net	—	—	—	— ††	— ††
Realized gain on investments — net	(.16)	(1.09)	(1.71)	(5.87)	(2.59)

Total dividends and distributions	(.16)	(1.09)	(1.75)	(5.91)	(2.65)

Net asset value, end of year	$25.55	$18.08	$25.05	$20.77	$23.35

Total Investment Return:*

Based on net asset value per share	42.62%	(23.86%)	29.72%	14.57%	33.99%

Ratios to Average Net Assets:

Expenses	.98%	.99%	.98%	.96%	.96%

Investment income (loss) — net	(.08%)	(.26%)	.09%	.15%	.17%

Supplemental Data:

Net assets, end of year (in thousands)	$18,313	$16,172	$25,714	$9,603	$4,618

Portfolio turnover	64.35%	76.33%	64.99%	83.78%	89.90%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class II shares were designated Class B.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.

8	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

FINANCIAL HIGHLIGHTS — CLASS III (concluded)

Small Cap Value V.I. Fund (Class III) For the Period November 18, 2003† to December 31,
Increase (Decrease) In Net Asset Value:	2003

Per Share Operating Performance:

Net asset value, beginning of period	$10.00

Investment income — net*	.01

Realized and unrealized gain on investments — net	.68

Total from investment operations	.69

Less dividends from investment income — net	(.01)

Net asset value, end of period	$10.68

Total Investment Return:**

Based on net asset value per share	6.95%#

Ratios to Average Net Assets:

Expenses	1.08%††

Investment income — net	.36%††

Supplemental Data:

Net assets, end of period (in thousands)	$61

Portfolio turnover	64.35%

*	Based on average shares outstanding.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Annualized.
#	Aggregate total investment return.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	9

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

R. Elise Baum is a Vice President and the portfolio manager of the Fund. Ms. Baum has been a Managing Director of MLIM since 2000, was a First Vice President from 1999 to 2000 and was a Director from 1997 to 1999. Ms. Baum has been primarily responsible for the management of the Fund’s portfolio since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund will invest in a diversified portfolio primarily consisting of equity securities of small cap and emerging growth companies. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. Equity securities consist of:
•	Common stock
•	Preferred stock
•	Securities convertible into common stock
•	Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks

The Fund will focus on investments in common stock.

Fund management chooses investments using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

Fund management seeks to invest in small companies that:
•	Have attractive valuation characteristics such as low price-book value or low price-sales ratios
•	Have strong management

10	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

[ICON] Details About the Fund

Short Sales — a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price of that security.

•	Have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche
•	Have the potential to increase earnings over an extended period of time

Fund management seeks to invest in emerging growth companies that
•	Occupy dominant positions in new, developing industries or have a significant market share in a large, fragmented industry
•	Have strong management
•	Employ sound financial and accounting policies
•	Have rapid growth rates or above-average returns on equity
•	Demonstrate successful product development and marketing capabilities

Fund management also considers other factors, such as the level of competition in an industry or the extent of government regulation. The Fund may also purchase the stock of a company which has suffered a recent earnings decline if Fund management believes that the decline is temporary or cyclical and will not significantly affect the company’s long-term growth.

The Fund invests primarily in U.S. companies that do most of their business in the United States, but may invest up to 30% of its assets in foreign companies.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

In addition to the main strategies discussed above, the Fund may also use certain other strategies.

The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	11

[ICON] Key Facts

The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets.

The Fund may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

12	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Small Cap Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	30		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	13

Merrill Lynch Utilities and Telecommunications V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Merrill Lynch Utilities and Telecommunications V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	10

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	How to Buy and Sell Shares	I-19

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Utility Companies — companies that are primarily engaged in owning or operating facilities that generate, transmit, or distribute electricity, telecommunications, gas or water.

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

Bonds — a fixed income security issued by either a corporation or by a government agency or instrumentality.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek both capital appreciation and current income through investment of at least 80% of its assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

What are the Fund’s main investment strategies?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity and debt securities issued by utility companies. The Fund may invest in common stock, preferred stock and bonds. Fund management changes its allocation among these types of investments as it sees appropriate to seek to meet the Fund’s objective. The Fund may invest in both U.S. and foreign securities. The Fund normally invests in at least three countries at any given time. The Fund can buy securities that are denominated in foreign currencies.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. The value of the Fund’s fixed income investments may change in response to overall interest rate changes. Generally, when interest rates go up, the value of utility company securities, and the value of fixed income securities overall, goes down. In addition, specific factors may affect the value of a particular equity or fixed-income investment. Also, Fund management may select securities that underperform the market, the relevant indices or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

As a sector fund investing in utility and telecommunications companies, the Fund is subject to the risks associated with investments in utility and telecommunications companies, in addition to the general risks of the stock and bond markets. This means the Fund is more vulnerable to price fluctuations of utility and telecommunications companies and other factors

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND	3

[ICON] Key Facts

Liquid — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

that particularly affect the utilities and telecommunications industries than a more broadly diversified mutual fund. In addition, the value of common stock issued by utility companies have historically been correlated with changes in interest rates. Generally, when interest rates go up, stocks of utility companies go down. There is no guarantee that this relationship will continue in the future. Telecommunications companies tend to be growth companies, which carry risks. Growth companies tend to have higher stock market valuations and their shares may be more vulnerable to sharp price declines from unexpected adverse developments.

The Fund may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic and other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for capital appreciation for long-term goals, but also seek some current income
•	Want a professionally managed and diversified portfolio of utilities companies
•	Want to diversify your portfolio to include utilities companies
•	Are willing to accept the risks of foreign investing in order to seek both capital appreciation and current income
•	Are willing to accept the risk that the value of your investment may decline in order to seek both capital appreciation and current income

4	MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of Standard & Poor’s (S&P) 500 Index and the S&P Utilities Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended June 30, 2003) and the lowest return for a quarter was -17.28% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2004 was 4.07%.

Average Annual Total Returns (for the periods ended December 31, 2003)	One Year	Five Years	Ten Years

Merrill Lynch VS: Utilities and
Telecommunications V.I. Fund	20.19%	-1.66%	6.32%

S&P 500 Index*	28.68%	-0.57%	11.07%

S&P Utilities Index**	26.26%	-2.57%	4.51%

*	The S&P 500® is a widely recognized unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of all the electric utility sectors of the S&P 500 Index. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I*	Class II*	Class III

Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	0.73%	0.88%	0.98%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I*	$ 75	$233	$406	$ 906

Class II*	$ 90	$281	$488	$1,084

Class III	$100	$312	$542	$1,201

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.

6	MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Utilities and Telecommunications V.I. Fund (Class I**) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2003	2002	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of year	$6.32	$8.25	$10.31	$16.85	$17.08

Investment income — net†	.20	.25	.31	.47	.30

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	1.05	(1.76)	(1.71)	(.92)	1.75

Total from investment operations	1.25	(1.51)	(1.40)	(.45)	2.05

Less dividends and distributions:
Investment income — net	(.20)	(.26)	(.33)	(.50)	(.37)
In excess of investment income — net	—	—	—	(.01)	—
Realized gain on investments — net	—	(.16)	(.33)	(5.58)	(1.91)

Total dividends and distributions	(.20)	(.42)	(.66)	(6.09)	(2.28)

Net asset value, end of year	$7.37	$6.32	$8.25	$10.31	$16.85

Total Investment Return:*

Based on net asset value per share	20.19%	(18.77%)	(14.02%)	(2.71%)	12.63%

Ratios to Average Net Assets:

Expenses	.73%	.75%	.71%	.69%	.69%

Investment income — net	3.02%	3.50%	3.27%	3.00%	1.83%

Supplemental Data:

Net assets, end of year (in thousands)	$47,790	$46,039	$73,183	$106,330	$133,087

Portfolio turnover	20.19%	30.32%	34.59%	64.95%	4.20%

*	Total investment returns exclude insurance-related fees and expenses.
**	Prior to September 2, 2003, Class I shares were designated Class A.
†	Based on average shares outstanding.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND	7

Details About the Fund [ICON]

Dividend Yields — a common stock’s annualized dividend stream divided by the stock’s current price, which represents the stock’s current expected rate of current income.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity and debt securities issued by utility companies, which include telecommunications companies. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. Fund management anticipates that under normal circumstances a substantial portion of the Fund’s investments will be in common stocks.

There are no limits on the Fund’s ability to invest in any country or geographic region. The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Fund may invest in companies in emerging markets, but Fund management anticipates that a substantially greater portion of the Fund’s equity investments will be in companies in developed countries. At the present time, Fund management anticipates that the Fund will invest more of its assets in U.S. securities than in securities of any other single country.

In selecting securities for the Fund’s portfolio, Fund management emphasizes securities of utility companies that have strong financial characteristics. Fund management assesses the financial strength of a utility company by considering such factors as financial resources, quality of management, regulatory environment and overall business prospects for the company.

To meet its objective of current income, the Fund may invest in U.S. utility companies that pay higher than average dividends, but have a lower potential for capital appreciation. The average dividend yields of common stocks issued by U.S. utility companies historically have significantly exceeded those of industrial companies’ common stocks.

The Fund may also look for utility companies that may prosper in a deregulated environment. Historically, utility companies have been highly regulated. In recent years, actions have been taken worldwide to deregulate utility companies, particularly electric utility and telecommunications companies, and permit greater competition among them. Deregulation may allow certain utility companies to increase earnings at a faster rate than was allowed in a regulated environment. Deregulation, however, presents both risks and opportunities for investors in utility and telecommunications company securities. For example, in recent years, changes in regulation in the

8	MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND

Investment Grade — any of the four highest debt obligation ratings of a recognized rating agency such as: Moody’s Investors Service, Inc., Standard & Poor’s or Fitch Ratings.

ABOUT THE PORTFOLIO MANAGER

Kathleen Anderson is the portfolio manager of the Fund. Ms. Anderson has been an Associate Portfolio Manager of MLIM since 1998, and was a Research Analyst from 1993 to 1998. Ms. Anderson has been primarily responsible for the management of the Fund’s portfolio since 2001.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility and telecommunications companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The emergence of competition and deregulation may result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may therefore be less profitable.

The Fund may also invest in fixed-income securities, including debt securities issued by the U.S. and foreign utility companies. The Fund will generally invest in debt securities that are rated investment grade, or unrated securities that, in the opinion of Fund management, are of comparable quality, but the Fund may invest up to 5% of its net assets in lower rated debt securities, also known as “junk bonds.” The Fund may invest in fixed-income securities of any maturity. Changes in the value of fixed-income securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies that involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Utilities and Telecommunications V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but used rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	5		X	X	X	X	X	X	X		X

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	•	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND	9

Other Important Information

Merrill Lynch Variable Series Funds Class I Shares

PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-14
	Special Risks Associated with Foreign Investments Generally	I-16
	How to Buy and Sell Shares	I-19
	How Shares are Priced	I-19
	Dividends and Taxes	I-20

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	I-21
	Additional Information	I-22

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ investment adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries for providing services intended to result in the sale of Fund shares, for contract owner account maintenance activities, or for ~sub-transfer agency services provided to individual contract owners where the insurance company separate account maintains omnibus accounts with the Fund’s transfer agent.

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[ICON] Your Account

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage Risk — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could

I-4	MERRILL LYNCH VARIABLE SERIES FUNDS

also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Non-Investment Grade Securities — Non-investment grade securities, otherwise known as “junk bonds”, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

Asset-Backed Securities — Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments

MERRILL LYNCH VARIABLE SERIES FUNDS	I-5

[ICON] Your Account

may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Corporation (“Ginnie Mae”), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Corporation (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of

I-6	MERRILL LYNCH VARIABLE SERIES FUNDS

mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Corporate Loans — Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund becomes a member of the syndicate.

The corporate loans in which a Fund invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, or the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S.

MERRILL LYNCH VARIABLE SERIES FUNDS	I-7

[ICON] Your Account

bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

I-8	MERRILL LYNCH VARIABLE SERIES FUNDS

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Sovereign Debt — Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject a Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund

MERRILL LYNCH VARIABLE SERIES FUNDS	I-9

[ICON] Your Account

can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — Certain Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

I-10	MERRILL LYNCH VARIABLE SERIES FUNDS

Indexed Derivative Securities — Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some Funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not

MERRILL LYNCH VARIABLE SERIES FUNDS	I-11

[ICON] Your Account

match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced and may be increased.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are over the counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

Currency Contracts — Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, ~and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

I-12	MERRILL LYNCH VARIABLE SERIES FUNDS

Short Sales — Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Fund does not own declines in value. The Funds may have to pay a fee to borrow particular securities and are often obligated to turn over any payments received on such borrowed securities to the lender of the securities. If the value of the security sold short increases in value, the Fund may lose money when it is required to purchase the security to replace that which it borrowed.

Because making short sales in securities that it does not own exposes a Fund to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. A Fund may also pay transaction costs and borrowing fees in connection with short sales.

The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% (Small Cap Value V.I.) or 10% (American Balanced V.I. and Core Bond V.I.) of the value of its total assets.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, a Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it derives a portion of its value from the

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common stock into which it may be converted, a convertible is also subject to the same types of market and issuer risk as the underlying common stock.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness can also affect the value of a Fund’s investment in that issuer. Junk bonds are generally more exposed to credit risk than are investment grade bonds.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. If interest rates rise sharply in a manner not anticipated by Fund management, a Fund could lose money.

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Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

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[ICON] Your Account

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform other funds that do not use that style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — A Fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

I-16	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because

MERRILL LYNCH VARIABLE SERIES FUNDS	I-17

[ICON] Your Account

the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

I-18	MERRILL LYNCH VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class I shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than shareholder’s cost, depending in part on the net asset value of such shares at such time.

Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, each Fund will reject purchase orders, including exchanges, from market timers or other investors if Fund management has determined that such orders are short-term or excessive, and will be disruptive to that Fund. For these purposes, Fund management may consider an investor’s trading history in a Fund or other Merrill Lynch funds, and accounts under common ownership or control. Fund management may not, however, be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to a Fund and so makes no representation that all such orders can or will be rejected.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value.

MERRILL LYNCH VARIABLE SERIES FUNDS	I-19

[ICON] Your Account

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they ~are paid.

Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. Fund amortize the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund will seek to maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES

The Domestic Money Market V.I. Fund declares dividends daily and reinvests dividends monthly in additional full and fractional shares of the Fund. The Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I. and Small Cap Value V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

I-20	MERRILL LYNCH VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

Fund Name	Management Fee for Year Ended December 31, 2003 (excluding any fee waiver)	As a % of Its Average Net Assets

American Balanced V.I. Fund	$ 492,829	0.55%

Basic Value V.I. Fund	$6,864,454	0.60%

Core Bond V.I. Fund	$2,942,313	0.43%

Domestic Money Market V.I. Fund	$2,507,239	0.50%

Fundamental Growth V.I. Fund	$1,152,392	0.65%

Global Allocation V.I. Fund	$2,560,083	0.65%

Global Growth V.I. Fund	$ 619,832	0.75%

Government Bond V.I. Fund	$2,629,536	0.50%

High Current Income V.I. Fund	$1,460,632	0.48%

Index 500 V.I. Fund	$1,148,178	0.30%

International Value V.I. Fund	$1,896,484	0.75%

Large Cap Core V.I. Fund	$2,130,143	0.47%

Large Cap Growth V.I. Fund	$ 384,894	0.65%

Large Cap Value V.I. Fund	$ 623,989	0.75%

Small Cap Value V.I. Fund	$3,887,189	0.75%

Utilities and Telecommunications V.I. Fund	$ 263,744	0.60%


MERRILL LYNCH VARIABLE SERIES FUNDS	I-21

[ICON] Management of the Fund

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Global Allocation V.I. Fund and International Value V.I. Fund, and may pay MLAM UK a portion of the annual management fee it receives from the Global Allocation V.I. Fund and International Value V.I. Fund.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $521 billion in investment company and other portfolio assets under management as of February 2004.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company.

Custodian — The Bank of New York, 100 Church Street New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance US LLP, New York, New York 10166, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services for the Fund.

I-22	MERRILL LYNCH VARIABLE SERIES FUNDS

Other Important Information

Merrill Lynch Variable Series Funds Class II Shares

		PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	II-3
	Investment Strategies	II-4
	Types of Investment Risk	II-14
	Special Risks Associated with Foreign Investments Generally	II-16
	How to Buy and Sell Shares	II-19
	How Shares are Priced	II-19
	Dividends and Taxes	II-20
	Rule 12b-1 Fees for Class II Shares	II-21

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	II-22
	Additional Information	II-23

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ investment adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries for providing services intended to result in the sale of Fund shares, for contract owner account maintenance activities, or for ~sub-transfer agency services provided to individual contract owners where the insurance company separate account maintains omnibus accounts with the Fund’s transfer agent.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-3

[ICON] Your Account

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage Risk — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investment in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money

II-4	MERRILL LYNCH VARIABLE SERIES FUNDS

and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Non-Investment Grade Securities — Non-investment grade securities, otherwise known as “junk bonds”, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

Asset-Backed Securities — Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the

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[ICON] Your Account

proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates from other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Corporation (“Ginnie Mae”), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Corporation (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created

II-6	MERRILL LYNCH VARIABLE SERIES FUNDS

by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Corporate Loans — Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund becomes a member of the syndicate.

The corporate loans in which a Fund invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, or the value of the collateral may not completely cover the borrower’s obligations at the time of

MERRILL LYNCH VARIABLE SERIES FUNDS	II-7

[ICON] Your Account

a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

II-8	MERRILL LYNCH VARIABLE SERIES FUNDS

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Sovereign Debt — Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject a Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing small cap and emerging growth securities requires a long term view.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-9

[ICON] Your Account

Warrants — A warrant gives a Fund the right to b a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price b fore the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — Certain Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the

II-10	MERRILL LYNCH VARIABLE SERIES FUNDS

option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-11

[ICON] Your Account

While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced and may be increased.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are over-the-counter (OTC)~contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

Currency Contracts — Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

II-12	MERRILL LYNCH VARIABLE SERIES FUNDS

Short Sales — Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Fund does not own declines in value. The Funds may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

Because making short sales in securities that it does not own exposes a Fund to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. A Fund may also pay transaction costs and borrowing fees in connection with short sales.

The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% (Small Cap Value V.I.) or 10% (American Balanced V.I. and Core Bond V.I.) of the value of its total assets.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, a Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer risk as the underlying common stock.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-13

[ICON] Your Account

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness can also affect the value of a Fund’s investment in that issuer. Junk bonds are more subject to credit risk than are investment grade bonds.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. If interest rates rise sharply in a manner not anticipated by Fund management, a Fund could lose money.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

II-14	MERRILL LYNCH VARIABLE SERIES FUNDS

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform funds that do not use the style.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-15

[ICON] Your Account

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — A Fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

II-16	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-17

[ICON] Your Account

securities laws do. For example, some countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

II-18	MERRILL LYNCH VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class II shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, each Fund will reject purchase orders, including exchanges, from market timers or other investors if Fund management has determined that such orders are short-term or excessive, and will be disruptive to that Fund. For these purposes, Fund management may consider an investor’s trading history in a Fund or other Merrill Lynch funds, and accounts under common ownership or control. Fund management may not, however, be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to a Fund and so makes no representation that all such orders can or will be rejected.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New

MERRILL LYNCH VARIABLE SERIES FUNDS	II-19

[ICON] Your Account

Dividends — Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

York Stock Exchange, those securities may be valued at their fair value. Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. Fund amortize the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund will seek to maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES

The Domestic Money Market V.I. Fund declares dividends daily and reinvests dividends monthly in additional full and fractional shares of the Fund. The Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., International Value VI, Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I. and Small Cap Value V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

II-20	MERRILL LYNCH VARIABLE SERIES FUNDS

RULE 12B-1 FEES FOR CLASS II SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class II Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The amount of the distribution fee payable under the plan equals 0.15% of the average daily net asset value of the Class II Shares of the Fund held by the participating Insurance Company.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-21

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

Fund Name	Management Fee for Year Ended December 31, 2003 (excluding any fee waiver)	As a % of Its Average Net Assets

American Balanced V.I. Fund	$ 492,829	0.55%

Basic Value V.I. Fund	$6,864,454	0.60%

Core Bond V.I. Fund	$2,942,313	0.43%

Domestic Money Market V.I. Fund	$2,507,239	0.50%

Fundamental Growth V.I. Fund	$1,152,392	0.65%

Global Allocation V.I. Fund	$2,560,083	0.65%

Global Growth V.I. Fund	$ 619,832	0.75%

Government Bond V.I. Fund	$2,629,536	0.50%

High Current Income V.I. Fund	$1,460,632	0.48%

Index 500 V.I. Fund	$1,148,178	0.30%

International Value V.I. Fund	$1,896,484	0.75%

Large Cap Core V.I. Fund†	$2,130,143	0.47%

Large Cap Growth V.I. Fund	$ 384,894	0.65%

Large Cap Value V.I. Fund	$ 623,989	0.75%

Small Cap Value V.I. Fund	$3,887,189	0.75%

Utilities and Telecommunications V.I. Fund	$ 263,744	0.60%


II-22	MERRILL LYNCH VARIABLE SERIES FUNDS

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Global Allocation V.I. Fund and International Value V.I. Fund, and may pay MLAM UK a portion of the annual management fee it receives from the Global Allocation V.I. Fund and International Value V.I. Fund.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $521 billion in investment company and other portfolio assets under management as of February 2004.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company.

Custodian — The Bank of New York, 100 Church Street New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance US LLP, New York, New York 10166, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Fund.

MERRILL LYNCH VARIABLE SERIES FUNDS	II-23

Other Important Information

Merrill Lynch Variable Series Funds Class III Shares

		PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	III-3
	Investment Strategies	III-4
	Types of Investment Risk	III-14
	Special Risks Associated with Foreign Investments Generally	III-15
	How to Buy and Sell Shares	III-18
	How Shares are Priced	III-19
	Dividends and Taxes	III-20
	Rule 12b-1 Fees for Class III Shares	III-20

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	III-21
	Additional Information	III-22

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ investment adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries for providing services intended to result in the sale of Fund shares, for contract owner account maintenance activities, or for sub-transfer agency services provided to individual contract owners where the insurance company separate account maintains omnibus accounts with the Fund’s transfer agent.

MERRILL LYNCH VARIABLE SERIES FUNDS	III-3

[ICON] Your Account

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage Risk — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investment in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money

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and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Non-Investment Grade Securities — Non-investment grade securities, otherwise known as “junk bonds”, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

Asset-Backed Securities — Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the

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proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates from other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

Most mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Corporation (“Ginnie Mae”), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Corporation (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created

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by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Corporate Loans — Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund becomes a member of the syndicate.

The corporate loans in which a Fund invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, or the value of the collateral may not completely cover the borrower’s obligations at the time of

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a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

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Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Sovereign Debt — Sovereign debt securities are issued or guaranteed by foreign government entities. Investments in sovereign debt subject a Fund to the risk that a government entity may delay or refuse to pay interest or repayment of principal on its sovereign debt. Some of these reasons may include: cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to b a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”)

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price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price b fore the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — Certain Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A

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put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the

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cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced and may be increased.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are over-the-counter (OTC)~contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities

Currency Contracts — Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

Short Sales — Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Fund does not own declines in value. The Funds may have to pay a fee to borrow particular securities and is often

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obligated to turn over any payments received on such borrowed securities to the lender of the securities.

Because making short sales in securities that it does not own exposes a Fund to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if a Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. A Fund may also pay transaction costs and borrowing fees in connection with short sales.

The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% (Small Cap Value V.I.) or 10% (American Balanced V.I. and Core Bond V.I.) of the value of its total assets.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, a Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer risk as the underlying common stock.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness can also affect the value of a Fund’s investment in that issuer. Junk bonds are more subject to credit risk than are investment grade bonds.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. If interest rates rise sharply in a manner not anticipated by Fund management, a Fund could lose money.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

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Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform funds that do not use the style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — A Fund that may invest in foreign securities offers the potential for more diversification than a fund that invests only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In

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particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities

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transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

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Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class III shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

III-18	MERRILL LYNCH VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Each Fund reserves the right to reject any purchase order, including exchanges. Short- term or excessive trading into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, each Fund will reject purchase orders, including exchanges, from market timers or other investors if Fund management has determined that such orders are short-term or excessive, and will be disruptive to that Fund. For these purposes, Fund management may consider an investor’s trading history in a Fund or other Merrill Lynch funds, and accounts under common ownership or control. Fund management may not, however, be able to determine that a specific order, particularly with respect to orders made through omnibus accounts or 401(k) plans, is short-term or excessive, and will be disruptive to a Fund and so makes no representation that all such orders can or will be rejected.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, those securities may be valued at their fair value. Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. Fund amortize the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund will seek to maintain a net asset value of $1.00 per share.

MERRILL LYNCH VARIABLE SERIES FUNDS	III-19

[ICON] Your Account

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they ~are paid.

DIVIDENDS AND TAXES

The Domestic Money Market V.I. Fund declares dividends daily and reinvests dividends monthly in additional full and fractional shares of the Fund. The Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I. and Small Cap Value V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

RULE 12B-1 FEES FOR CLASS III SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class III Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class III shareholders have no other option. The amount of the distribution fee payable under the plan equals 0.25% of the average daily net asset value of the Class III Shares of the Fund held by the participating Insurance Company.

III-20	MERRILL LYNCH VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

Fund Name	Management Fee for Year Ended December 31, 2003 (excluding any fee waiver)	As a % of Its Average Net Assets

American Balanced V.I. Fund	$ 492,829	0.55%

Basic Value V.I. Fund	$6,864,454	0.60%

Core Bond V.I. Fund	$2,942,313	0.43%

Domestic Money Market V.I. Fund	$2,507,239	0.50%

Fundamental Growth V.I. Fund	$1,152,392	0.65%

Global Allocation V.I. Fund	$2,560,083	0.65%

Global Growth V.I. Fund	$ 619,832	0.75%

Government Bond V.I. Fund	$2,629,536	0.50%

High Current Income V.I. Fund	$1,460,632	0.48%

Index 500 V.I. Fund	$1,148,178	0.30%

International Value V.I. Fund	$1,896,484	0.75%

Large Cap Core V.I. Fund	$2,130,143	0.47%

Large Cap Growth V.I. Fund	$ 384,894	0.65%

Large Cap Value V.I. Fund	$ 623,989	0.75%

Small Cap Value V.I. Fund	$3,887,189	0.75%

Utilities and Telecommunications V.I. Fund	$ 263,744	0.60%


MERRILL LYNCH VARIABLE SERIES FUNDS	III-21

[ICON] Management of the Fund

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Global Allocation V.I. Fund and International Value V.I. Fund, and may pay MLAM UK a portion of the annual management fee it receives from the Global Allocation V.I. Fund and International Value V.I. Fund.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $521 billion in investment company and other portfolio assets under management as of February, 2004.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of the Company.

Custodian — The Bank of New York, 100 Church Street, New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance US LLP, New York, New York 10166, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Fund.

III-22	MERRILL LYNCH VARIABLE SERIES FUNDS

For More Information [ICON]

Shareholder Reports

Additional information about the investments of each of the Funds is available in the Company’s Annual and Semi-Annual reports. In the Company’s Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

Statement of Additional Information

The Company’s Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Company at Merrill Lynch Variable Series Funds, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling 1-800-MER-FUND.

Contact the Company at the telephone number or address indicated above if you have any questions.

Information about the Company (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publincinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-3290

©MLIM
[LOGO] Merrill Lynch Investment Managers

Prospectus
May 1, 2004

Merrill Lynch Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Variable Series Funds, Inc.

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

Merrill Lynch Variable Series Funds, Inc. (the “Company”) is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”): Merrill Lynch American Balanced V.I. Fund, Merrill Lynch Basic Value V.I. Fund, Merrill Lynch Core Bond V.I. Fund, Merrill Lynch Domestic Money Market V.I. Fund, Merrill Lynch Fundamental Growth V.I. Fund, Merrill Lynch Global Allocation V.I. Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Government Bond V.I. Fund, Merrill Lynch High Current Income V.I. Fund, Merrill Lynch Index 500 V.I. Fund, Merrill Lynch International Value V.I. Fund, Merrill Lynch Large Cap Core V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Merrill Lynch Large Cap Value V.I. Fund, Merrill Lynch Small Cap Value V.I. Fund and Merrill Lynch Utilities and Telecommunications V.I. Fund. Three separate classes of common stock (“Common Stock”), Class I Common Stock, Class II Common Stock and Class III Common Stock, may be issued for each Fund.

The shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies (the “Insurance Companies”), including Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“ML of New York”), to fund benefits under variable annuity contracts (the “Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company’s investment adviser, Merrill Lynch Investment Managers, L.P. (the “Investment Adviser”).

This Statement of Additional Information of the Company is not a prospectus and should be read in conjunction with the Prospectus of the Company, dated May 1, 2004 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “SEC”) and can be obtained, without charge, by calling (800) MER-FUND or by writing to the Company at the above address. The Prospectus is incorporated by reference into the Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. The Company’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2003 Annual Report. You may request a copy of the Annual Report at no charge by calling (800) MER-FUND between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

Merrill Lynch Investment Managers, L.P. — Investment Adviser FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is May 1, 2004.<R/>

THE INSURANCE COMPANIES

Shares of each Fund are sold to separate accounts (“Separate Accounts”) of insurance companies (“Insurance Companies”) to fund certain variable life insurance and/or variable annuity contracts (together, “Contracts”) issued by such companies. Certain Insurance Companies may be affiliates of the Investment Adviser. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms “shareholder” and “shareholders” in this Statement of Additional Information refer to the Insurance Companies.

Non-Diversified Funds

The Index 500 V.I. Fund is classified as a non-diversified investment companies under the Investment Company Act of 1940, as an amended (the “Investment Company Act”). However, the Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer. The other Funds are classified as diversified investment companies and must meet the above requirements with respect to 75% of their assets.

Fixed-Income Security Ratings

The American Balanced V.I. Fund, Core Bond V.I. Fund, Global Allocation V.I. Fund, High Current Income V.I. Fund and Utilities and Telecommunications V.I. Fund may invest in fixed-income securities rated below investment grade by the Nationally Recognized Statistical Rating Organizations (e.g., securities rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and BB or below by Standard & Poor’s (“Standard & Poor’s”) or Fitch Ratings (“Fitch”) at the time of investment). In addition, securities purchased by a Fund may be downgraded after purchase. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Appendix A of this Statement of Additional Information for a fuller description of corporate bond ratings.

Maturity of Fixed-Income Investments

Certain Funds that invest in fixed-income securities have limits on the maturity of each fixed-income investment or on the average maturity of the portfolio. For purposes of applying these limits, each Fund will consider a fixed-income security’s maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that

•	for a security with an unconditional put entitling a Fund to receive the security’s approximate amortized cost, the maturity will be considered to be the next put date;
•	for mortgage-backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Investment Adviser believes to be reasonable;
•	for a variable or floating rate investment grade security that the Investment Adviser believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and

2

•	for a Fund that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.

Portfolio Strategies

Foreign Securities. The American Balanced V.I., Basic Value V.I., Small Cap Value V.I., Global Allocation V.I., Utilities and Telecommunications V.I., High Current Income V.I., International Value V.I., Core Bond V.I., Large Cap Core V.I., Large Cap Growth V.I., Global Growth V.I., Fundamental Growth V.I., and Large Cap Value V.I. Funds may invest in securities of foreign issuers. The Index 500 V.I. Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor’s 500 Index (the “S&P Index”). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund’s net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Global Allocation V.I. Fund, will concentrate its investments in any particular country. The Global Allocation V.I., Large Cap Core V.I., Utilities and Telecommunications V.I. and Global Growth V.I. Funds may, from time to time, be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund’s return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund other than the American Balanced V.I., Basic Value V.I., Core Bond V.I., Index 500 V.I., Small Cap Value V.I., Global Allocation V.I., Utilities and Telecommunications V.I., Global Growth V.I., Large Cap Core V.I., Large Cap Growth V.I., International Value V.I., Fundamental Growth V.I., and Large Cap Value V.I. Funds will purchase securities issued in U.S. dollar denominations only.

The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund’s portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

Each of the Funds is permitted to invest in foreign securities and may, from time to time, invest in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, including fluctuations in foreign

3

exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors

4

in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

The American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Large Cap Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository’s transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, each Fund may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund’s investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain foreign banks and other financial institutions.

Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Convertibles. The American Balanced V.I. Fund, Basic Value V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, Global Growth V.I. Fund, High Current Income V.I. Fund, Core Bond V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund,

5

Small Cap Value V.I. Fund and Large Cap Value V.I. Fund are each authorized to invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”) or (ii) a combination of separate securities chosen by the Investment Adviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”).

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

Convertible securities are issued and traded in a number of securities markets. For the past several years, the principal markets have been the United States, the Euromarket and Japan. Issuers during this period have included major corporations domiciled in the United States, Japan, France, Switzerland, Canada and the United Kingdom. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, certain Funds are authorized to enter into foreign currency hedging transactions in which they may seek to reduce the effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a

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Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

As indicated above, convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Investment Adviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertible component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, long-term equity anticipation securities (“LEAPS”), or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Investment Adviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Investment Adviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Investment Adviser believes such a Manufactured Convertible would better promote the Fund’s objective than alternative investments. For example, the Investment Adviser may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify a Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity and which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Warrants. The Global Allocation V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Basic Value V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund are each authorized to invest in warrants. A warrant gives its holder the option to purchase another security, usually stock, for a certain period of time at a set price. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

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Securities of Smaller or Emerging Growth Companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. While such issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. However, full development of these companies and trends frequently takes time.

The securities of smaller or emerging growth companies will often be traded only in the over-the-counter (“OTC”) market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management’s judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development which have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate significantly during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.

Precious Metal-Related Securities. The Global Allocation V.I. Fund may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

The Global Allocation V.I. Fund may also invest in debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion. These securities are referred to herein as “asset-based securities.” While the

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market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which the Fund may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal) rates. As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because the Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Real Estate Related Securities. Although the Global Allocation V.I. Fund does not invest directly in real estate, it does invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).

Real Estate Investment Trusts (“REITs”). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to changes in the Code, including changes involving their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

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Investing in REITs involves risks similar to those associated with investing in small capitalization companies, REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Mortgage-Backed Securities. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than do short-term securities, maturity extension risk could increase the inherent volatility of a Fund.

Illiquid or Restricted Securities. Each Fund may invest up to 15% (10% in the case of the Domestic Money Market V.I. Fund) of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of that investment in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

Each Fund may invest in securities that are “restricted securities.” Restricted securities have contractual or legal restrictions on their resale and include “private placement” securities that the Funds may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may

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consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

Investments in high yield debt instruments, including high yield bonds, corporate loans or other privately placed securities, may result in a Fund receiving material nonpublic information (“inside information”) concerning the borrower or issuer. Receipt of inside information concerning a borrower or issuer may, under certain circumstances, prohibit the Fund or other funds or accounts managed by the same portfolio managers, from trading in the public securities of the borrower or issuer. Conversely, the portfolio managers for the Funds may, under certain circumstances, decline to receive inside information made available by the borrower or issuer in order to allow the Fund, or other funds or accounts managed by the same portfolio managers, to continue to trade in the public securities of such borrower or issuer.

144A Securities. The Funds may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Funds’ investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, each Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Each Fund receives the income on the loaned securities. Where each Fund receives securities as collateral, each Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, each Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund is obligated to return the collateral to the borrower at the termination of the loan. Each Fund could suffer a loss in the event each Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, each Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. Each Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates and to retain an affiliate of each Fund as lending agent. See “Portfolio Transactions and Brokerage.”

Borrowing and Leverage. Each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% (20% in the case of the Domestic Money Market V.I. Fund) of its total assets (including the amount borrowed) and each Fund (other than the Domestic Money Market V.I. Fund) may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The use of leverage by the Funds creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during

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the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, that Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

When-Issued and Delayed-Delivery Securities and Forward Commitments. Securities may be purchased on a when-issued basis or forward commitment basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund will establish a segregated account in connection with such transactions in which the Fund will deposit liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

U.S. Government securities, agency securities and corporate debt obligations may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date a Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. A Fund will enter into forward commitment arrangements only with respect to securities in which it may otherwise invest pursuant to its investment objectives and policies.

Standby Commitment Agreements. The High Current Income V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Global Allocation V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Value V.I. Fund and International Value V.I. Fund may, from time to time, enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 10% (15% for the Global Allocation V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund) of its assets taken at the time of commitment or security. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

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The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Eurodollar and Yankeedollar Obligations. For temporary or defensive purposes, the American Balanced V.I., Global Allocation V.I., Utilities and Telecommunications V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I. and Fundamental Growth V.I. Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations), by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations), or by foreign depository institutions and their foreign branches and subsidiaries (“foreign bank obligations”). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

Standard & Poor’s Depositary Receipts, DIAMONDS, etc. The American Balanced V.I. Fund, Global Allocation V.I. Fund, Index 500 V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the “Exchange”) which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor’s 500 Stock Index (the “S&P 500 Index”). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

These Funds also may invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the “DJIA”). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by a Fund. Moreover, a Fund’s investment in SPDRs and/or DIAMONDS may not exactly match the performance of a direct investment in the component common stocks of the S&P 500 Index or the DJIA. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts.

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These Funds also may invest in units of other investment trusts each of which represents an interest in a portfolio of securities consisting of all or substantially all of the securities of another well known index.

Short Sales

The American Balanced V.I., Core Bond V.I. and Small Cap Value V.I. Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and are often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

The Funds secure their obligations to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value for the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes the Funds to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Funds make short sales in securities that increase in value, it will likely under perform similar mutual funds that do not make short sales in securities they do not own. The Funds will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. There can be no assurance that the Funds will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Derivative Instruments

Certain Funds may invest in derivative instruments, including indexed and inverse securities, options, futures, options on futures, swaps and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks and potential for gain or loss. Each Fund’s use of these instruments and the associated risks are described in detail below.

Indexed and Inverse Securities

Each Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an “index”). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the current value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor’s 500 Index (the “S&P 500”) or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, American Balanced V.I. Fund, Basic Value V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Small Cap Value V.I. Fund, Utilities and Telecommunications V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

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Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

Options on Securities and Securities Indices

Purchasing Options. The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, Small Cap Value V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are each authorized to purchase put options on securities held in its portfolio or securities indices that are correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the “option premium”) the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Large Cap Core V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, Utilities and Telecommunications V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Small Cap Value V.I. Fund, and Large Cap Value V.I. Fund are each authorized to purchase call options on securities it intends to purchase or securities or interest rate indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities or interest rate index increases beyond a specified level on or before the expiration date, in the case of an option on a securities or interest rate index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

Writing Options. The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Small Cap Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write

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call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

The American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options — for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”).

Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

A Fund may also write call or put options that are “covered.” A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Options, Futures, and Currency Instruments” below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions” below.

Futures

The American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Core V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a

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specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

Each Fund’s Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. In addition, each Fund will limit its transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a “commodity pool” under regulations of the Commodity Futures Trading Commission.

Swaps

Each Fund other than Domestic Money Market V.I. Fund may enter into swap agreements, including interest rate and index swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of a Fund’s assets.

A Fund may also enter into credit default swap agreements. The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps may involve more risk than if a Fund had invested in the reference obligation directly.

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Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Credit Default Swap Agreements

A Fund may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into credit default swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Total Return Swap Agreements

Certain Funds may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to

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each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Foreign Exchange Transactions

The Basic Value V.I. Fund, Small Cap Value V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, American Balanced V.I. Fund and Large Cap Value V.I. Fund may each engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above.

The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions” below.

No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged. There can be no assurance that a fund will be able to enter into hedging transactions or that such transactions, if attempted, will be effective.

Risk Factors in Hedging Foreign Currency Risks. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the

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intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when adverse movements in currency exchange rates occur.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or cost-effective (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Derivative Instruments

Use of derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the derivatives and the value of the instruments being hedged. If the value of the derivatives moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

Certain derivatives traded in OTC markets, including indexed securities, OTC options, and swaps, may involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

The staff of the SEC has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund’s outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a “primary dealer” by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s exercise price).

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Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Risks of High Yield Securities

The American Balanced V.I. Fund, Core Bond V.I. Fund, Global Allocation V.I. Fund and High Current Income V.I. Fund may invest a portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the High Current Income V.I. Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices a Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund’s portfolio securities than in the case of securities trading in a more liquid market.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of a Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

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Sovereign Debt. The junk bonds in which the American Balanced V.I. Fund, Core Bond V.I. Fund, Global Allocation V.I. Fund and High Current Income V.I. Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

Investment in Other Investment Companies. Each Fund may invest in other investment companies whose investment objectives and policies are consistent with those of the Fund. In accordance with the Investment Company Act of 1940, as amended, (the “Investment Company Act”), a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act, a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company. Each Fund has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time. If a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

U.S. Government Securities

The Domestic Money Market V.I. Fund and the Government Bond V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

The Domestic Money Market V.I. Fund and the Government Bond V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

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Depositary Institutions Money Instruments

The Domestic Money Market V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals (“coupon dates”), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds’ option, at par on the coupon dates. The dealers’ obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market V.I. Fund will invest only in these types of instruments issued/guaranteed by U.S. issuers.

A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

For temporary or defensive purposes, each Fund may invest in certificates of deposit and bankers’ acceptances issued by foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

For temporary or defensive purposes, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund and Large Cap Core V.I. Fund may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers’ acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations, no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the “FDIC”); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

Short-Term Debt Instruments

The Domestic Money Market V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding

23

nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower’s consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under “Determination of Net Asset Value” in the Statement of Additional Information.

The Domestic Money Market V.I. Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds portfolio securities, see “Portfolio Restrictions” in the Prospectus to the Domestic Money Market V.I. Fund.

For temporary or defensive purposes, Global Allocation V.I. Fund, Core Bond V.I. Fund and Utilities and Telecommunications V.I. Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in this Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

Repurchase Agreements

Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund’s return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered “illiquid securities.” The Domestic Money Market V.I. Fund will not enter into repurchase agreements maturing in more than 30 days.

Reverse Repurchase Agreements. The Domestic Money Market V.I. Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Fund will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

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Insurance Law Restrictions

In order for shares of the Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

The New York insurance law requires that investments of each Fund be made with the degree of care of an “ordinarily prudent person.” The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

Other Considerations

The Investment Adviser will use its best efforts to assure that each Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

Suitability

The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Company, the Investment Adviser and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in securities, including the risk of loss of principal.

INVESTMENT RESTRICTIONS

The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares present at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund). The investment objective of each Fund is non-fundamental, and as such, may be changed by the Company’s Board of Directors without shareholder approval, except that the investment objectives of the American Balanced V.I. Fund, International Value V.I. Fund and Large Cap Growth V.I. Fund are fundamental, and as such may not be changed without the approval of the holders of a majority of the outstanding shares of each such Fund.

Restrictions Applicable to the Domestic Money Market V.I. Fund

The Domestic Money Market V.I. Fund may not purchase any security other than money market and other securities described under “Investment Objectives and Policies” in the Domestic Money Market V.I. Fund’s Prospectus. In addition, the Domestic Money Market V.I. Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market V.I. Fund may not:

(1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 10% limitation.

(2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

(3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

(4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

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(5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

(7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed the making of a loan.

(8) lend its portfolio securities in excess of 331/3% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the SEC and the Company’s Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

(9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

(10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund’s total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

(11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

(13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

(14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund’s total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

(15) enter into reverse repurchase agreements if, as a result thereof, the Fund’s obligations with respect to reverse repurchase agreements would exceed one-third of the Fund’s net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

(16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

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Restrictions Applicable to each of the Funds (Except the Domestic Money Market V.I. Fund)

Under the Funds’ fundamental investment restrictions, none of the Funds (unless noted otherwise below) may:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.(1)

2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).(2)

3. Make investments for the purpose of exercising control or management.(3)

4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.(4)

8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under the Funds’ non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, none of the Funds (unless noted otherwise below) may:

a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law or as may be permitted in the Prospectus or this Statement of Additional Information. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

b. Make short sales of securities or maintain a short position, except to the extent permitted under the Prospectus and Statement of Additional Information for the American Balanced V.I. Fund, Core Bond V.I. Fund and Small Cap Value V.I. Fund and by applicable law. No Fund, other than the American Balanced V.I. Fund, Core Bond V.I. Fund and Small Cap Value V.I. Fund, currently intends to engage in short sales or maintain a short position, except for short sales “against the box,” and Global Allocation V.I. Fund may make short sales that are covered by securities convertible or exchangeable into the security which is being sold short.(5)

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c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.

d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund’s total assets; included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.(6)

e. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.(6)

f. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.(6)

g. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

h. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Fundamental Growth V.I. Fund, 10% in the case of the Global Allocation V.I. Fund and Government Bond V.I. Fund, and 331/3% in the case of the Global Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares; provided, however, that the Large Cap Core V.I. Fund and Large Cap Value V.I. Fund also may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.(7)

i. Pledge greater than 10% of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets.(8)

j. Lend its portfolio securities in excess of 331/3% of its total assets, taken at market value, at the time of the loan.

k. In the case of each of the American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, High Current Income V.I. Fund, Core Bond V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund, invest in the securities of foreign issuers, except that each such Fund may invest in securities of foreign issuers if at the time of acquisition no more than 10% (20% in the case of American Balanced V.I. Fund, 25% in the case of Basic Value V.I. Fund and Core Bond V.I. Fund, 30% in the case of High Current Income V.I. Fund and Small Cap Value V.I. Fund, and no limit in the case of International Value V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, and Utilities & Telecommunications V.I. Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the SEC, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer’s securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its

28

revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated. See “Other Portfolio Strategies-Foreign Securities” in the Prospectus.

(1)	The Index 500 V.I. Fund is classified as non-diversified investment companies under the Investment Company Act, and. therefore. this restriction is not applicable to that Fund.
(2)	For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry, and utilities will be divided according to their services; for example, gas, gas transmission, electricity, telecommunications and water each will be considered a separate industry for purposes of this restriction. In addition, this restriction will not restrict (i) the Utilities and Telecommunications V.I. Fund, under normal circumstances, from investing 80% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water). In addition, for purposes of this restriction, industry means any one or more of the industry subclassifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management.
(3)	In the case of the Global Allocation V.I. Fund, American Balanced V.I. Fund, Basic Value V.I. Fund, International Value V.I. Fund, Utilities & Telecommunications V.I. Fund, Small Cap Value V.I. Fund, Global Growth V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund, investments in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.
(4)	With respect to restriction 7(i), International Value V.I. Fund and Large Cap Growth V.I. Fund may borrow from entities other than banks.
(5)	The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Utilities & Telecommunications V.I. Fund and Small Cap Value V.I. Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.
(6)	This restriction is not applicable to the Global Allocation V.I. Fund, International Value V.I. Fund, Global Growth V.I. Fund, Large Cap Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund.
(7)	In addition, the American Balanced V.I., Basic Value V.I., International Value V.I., Small Cap Value V.I., Global Allocation V.I., High Current Income V.I., Core Bond V.I., Large Cap Core V.I., Large Cap Value V.I. and Fundamental Growth V.I. Funds will not purchase securities while borrowings are outstanding, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Allocation V.I., Utilities and Telecommunications V.I., Global Growth V.I., Large Cap Growth V.I., Large Cap Core V.I. and Large Cap Value V.I. Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.
(8)	The Global Growth V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are permitted to pledge their assets to secure borrowings.

In addition, (i) the American Balanced V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) (“Net Assets”) in U.S. Securities, (ii) the Core Bond V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed-income securities, (iii) the Government Bond V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies and instrumentalities, (iv) the Index 500 V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in the common stocks represented in the S&P 500 Index and in derivative instruments linked to the S&P 500, (v) the Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund each has adopted a non-fundamental policy to invest under normal circumstances, at least 80% of its Net Assets in equity securities of large cap companies as defined in the Prospectus, (vi) the Small Cap Value V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in equity securities of small companies as defined by the Fund and (vii) the Utilities and Telecommunications V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity and debt securities issued by utility companies as defined by the Fund (which includes telecommunications companies) without providing the shareholders of any such Fund with at least 60 days prior notice of any change in the relevant Fund’s non-fundamental policy described in the preceding sentence.

In addition, to comply with tax requirements for qualification as a “regulated investment company,” each Fund’s investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of each Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of each Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. For purposes of this restriction, each Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity a separate issuer, except that if the security is backed only by the assets and revenues of a non-governmental entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Board of Directors of each Fund to the extent necessary to comply with changes to the Federal tax requirements.

29

If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, industry means any one or more of the industry sectors classifications or sub-classifications used by Yield Book and/or the Morgan Stanley Capital International Index as extended or modified, where necessary, by Fund management to cover certain other securities, such as asset-backed securities, bank issues and government bonds.

Over-The-Counter Options

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund’s existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company’s shareholders. However, the Company will not change or modify this policy prior to the change or modification by the SEC staff of its position.

MANAGEMENT OF THE COMPANY

Directors and Officers

The Directors of the Company consist of eight individuals, seven of whom are not “interested persons” of the Company as defined in the Investment Company Act (the “non-interested Directors”). The Directors are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Director is a member of the Company’s Audit Committee (the “Committee”). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Company’s independent accountants, including the resolution of disagreements regarding financial reporting between Company management and such independent accountants. The Committee’s responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Company; (ii) discuss with the independent accountants certain matters relating to the Company’s financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Company’s independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants’ independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Company’s accounting and financial reporting policies and practices and internal controls and Company management’s responses thereto. The Board of the Company has adopted a written charter for the Committee. The Committee has retained independent legal counsel to assist it in connection with these duties. The Committee met four times during the fiscal year ended December 31, 2003.

30

Each non-interested Director is also a member of the Company’s Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Company and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Company’s non-interested Directors, the Nominating Committee may consider nominations for the office of Director made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee is newly formed and did not meet during the Company’s fiscal year ended December 31, 2003.

Biographical Information. Certain biographical and other information relating to the non-interested Directors of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser and its affiliate, Fund Asset Management, L.P. (“FAM”), (“MLIM/FAM-advised funds”) and other public directorships.

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships

James H. Bodurtha (60)	Director	Director since 2002	Director, The China Business Group, Inc., since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.	39 registered investment companies consisting of 56 portfolios	None

Joe Grills (69)	Director	Director since 1994	Member of the Committee of Investment of Employee Benefit Assets of the Association of Financial Professionals ("CIEBA") since 1986; Member of CIEBA’s Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund since 1989; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute from 1997 to 2000; Director, Duke Management Company since 1992 and Vice Chairman since 1998; Director, LaSalle Street Fund from 1995 to 2001; Director, Kimco Realty Corporation since 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998 and Vice Chairman thereof since 2002; Director, Montpelier Foundation since 1998 and Vice Chairman since 2000; Member of the Investment Committee of the Woodberry Forest School since 2000; Member of the Investment Committee of the National Trust for Historic Preservation since 2000.	39 registered investment companies consisting of 56 portfolios	Kimco Realty Corporation

31

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships

Herbert I. London (65)	Director	Director since 2002	John M. Olin Professor of Humanities, New York University since 1993 and Professor thereof since 1980; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993; Limited Partner Hypertech LP since 1996.	39 registered investment companies consisting of 56 portfolios	None

André F. Perold (51)	Director	Director since 2002	Harvard Business School: George Gund Professor of Finance and Banking since 2000; Senior Associate Dean, Director of Faculty Recruiting since 2001; Finance Area Chair from 1996 to 2001; Sylvan C. Colemen Professor of Financial Management from 1993 to 2000; Director, Genbel Securities Limited and Gensec Bank from 1999 to 2003; Director, Stockback, Inc. from 2000 to 2002; Director, Sanlam Limited from 2001 to 2003; Trustee, Commonfund from 1989 to 2001; Director, Sanlam Investment Management from 1999 to 2001; Director Bulldogresearch.com from 2000 to 2001; Director, Quantec Limited from 1991 to 1999; Director and Chairman of the Board of UNX, Inc. since 2003.	39 registered investment companies consisting of 56 portfolios	None

Roberta Cooper Ramo (61)	Director	Director since 2002	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. since 1993. President, American Bar Association from 1995 to 1996 and Member of the Board of Governors thereof from 1994 to 1997; Shareholder, Poole, Kelly & Ramo, Attorneys at Law, P.C. from 1977 to 1993; Director, Coopers, Inc. since 1999; Director of ECMC Group (provider of services to students, schools and lenders) since 2001; Director, United New Mexico Bank (now Wells Fargo) from 1983 to 1988; Director, First National Bank of New Mexico (now Wells Fargo) from 1975 to 1976.	39 registered investment companies consisting of 56 portfolios	None

Robert S. Salomon, Jr. (67)	Director	Director since 1997	Principal of STI Management (investment adviser) since 1994; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; regular columnist with Forbes Magazine from 1992 to 2002; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991; Trustee, Commonfund from 1980 to 2001.	39 registered investment companies consisting of 56 portfolios	None

32

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships

Stephen B. Swensrud (70)	Director	Director since 1984	Chairman of Fernwood Associates (investment adviser) since 1996; Principal, Fernwood Associates (financial consultants) since 1975; Chairman of R.P.P. Corporation (manufacturing company) since 1978; Director of International Mobile Communications, Inc. (telecommunications company) since 1998.	40 registered investment companies consisting of 57 portfolios	None

*	The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

Certain biographical and other information relating to the Director who is an officer and an “interested person” of the Company as defined in the Investment Company Act (the “interested Director”) and the other officers of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised Funds and public directorships held.

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Terry K. Glenn** (63)	Director and President	Director since 1999; President since 1999****	President of the MLIM/FAM-advised funds since 1999; Chairman (Americas Region) of MLIM from 2000 to 2002; Executive Vice President from 1983 to 2000 of FAM and MLIM (the terms FAM and MLIM, as used herein, include their corporate predecessors); President of FAM Distributors, Inc. ("FAMD" or the "Distributor") from 1986 to 2002 and Director thereof from 1991 to 2002; Executive Vice President and Director of Princeton Services from 1993 to 2002; President of Princeton Administrators, L.P. from 1988 to 2002; Director of Financial Data Services, Inc. from 1985 to 2002.	126 registered investment companies consisting of 160 portfolios	None

Robert C. Doll, Jr. (49)	Senior Vice President	Senior Vice President since 1999

President of MLIM and FAM since 2001; Co-Head (Americas Region) of FAM and MLIM from 2000 to 2001 and Senior Vice President From 1999 to 2001; Director of Princeton Services since 2001; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

				41 registered investment companies consisting of 65 portfolios	None

Donald C. Burke (43)	Vice President and Treasurer	Vice President since 1993, Treasurer since 1999

First Vice President of FAM and MLIM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM since 1990.

				125 registered investment companies consisting of 159 portfolios	None

33

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Kathleen Anderson (45)	Vice President	Vice President since 2002	Director (Equities) of MLIM since 2000; Vice President of MLIM from 1994 to 2000.	2 registered investment company consisting of 2 portfolios	None

Elise Baum (43)	Vice President	Vice President since 2002	Managing Director of MLIM since 2002; Director of MLIM from 1999 to 2002; Vice President of MLIM from 1995 to 1997.	4 registered investment company consisting of 3 portfolios	None

Lawrence R. Fuller (62)	Vice President	Vice President since 1998	Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997 to 2000.	6 registered investment companies consisting of 7 portfolios	None

Patrick Maldari (41)	Vice President	Vice President since 2002	Managing Director of Merrill Lynch Investment Managers since 2000; Director (Global Fixed Income) of MLIM from 1997-2000.	8 registered investment companies consisting of 5 portfolios	None

Robert J. Martorelli (45)	Vice President	Vice President since 2000	First Vice President of MLIM since 1997; Vice President of MLIM from 1998 to 2000.	5 registered investment companies consisting of 3 portfolios	None

Kevin J. McKenna (46)	Senior Vice President	Senior Vice President since 1998	Managing Director of MLIM since 2000; Director of MLIM from 1998 to 2000.	10 registered investment companies consisting of 13 portfolios	None

Robert F. Murray (46)	Vice President	Vice President since 2001	Director (Global Fixed Income) of MLIM since 2001; Vice President of MLIM from 1993 to 2001.	2 registered investment companies consisting of 2 portfolios	None

Thomas Musmanno (34)	Vice President	Vice President since 2001	Director of MLIM since 2004; Vice President of MLIM from 1997 to 2004.	4 registered investment companies consisting of 4 portfolios	None

James Pagano (41)	Vice President	Vice President since 2002	Vice President of MLIM since 1996.	4 registered investment companies consisting of 3 portfolios	None

Kevin Rendino (37)	Vice President	Vice President since 1998	Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997 to 2000.	6 registered investment companies consisting of 4 portfolios	None

Jacqueline Rogers-Ayoub (46)	Vice President	Vice President since 2001	Vice President of MLIM since 1986.	2 registered investment company consisting of 2 portfolios	None

Kurt Schansinger (43)	Vice President	Vice President since 1998	Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997 to 2000.	2 registered investment company consisting of 2 portfolios	None

34

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Robert M. Shearer (48)	Vice President	Vice President since 1998	Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997 to 2000.	3 registered investment companies consisting of 2 portfolios	None

Dennis W. Stattman (52)	Vice President	Vice President since 2001	Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997 to 2000.	3 registered investment company consisting of 3 portfolios	None

Frank Viola (39)	Vice President	Vice President since 2003	Managing Director of MLIM and head of the Global Fixed Income Structured Asset Team since 2002; Director (Global Fixed Income) of MLIM from 2000 to 2001 and Vice President from 1997 to 2000.	7 registered investment companies consisting of 5 portfolios	None

Phillip S. Gillespie (40)	Secretary	Secretary since 2001	First Vice President of MLIM since 2001; Director of MLIM since 2000; Vice President of MLIM from 1999 to 2000; Attorney associated with MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset Management Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and Office of General Counsel at the U.S. Securities and Exchange Commission from 1993 to 1997.	125 registered investment companies consisting of 159 portfolios	None

*	The address of the Director and each officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**	Mr. Glenn is an “interested person,” as defined in the Investment Company Act of the Company based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administration, L.P.
***	Elected by and serves at the pleasure of the Board of Directors of the Company.
****	As a Director, Mr. Glenn serves until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he turns 72. Mr. Glenn is expected to retire as a Director as of May 31, 2004.

Share Ownership. Information relating to each Director’s share ownership of the Company and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Director (“Supervised Merrill Lynch Funds”) as of December 31, 2002 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity in the Company	Aggregate Dollar Range of Securities in All Supervised Merrill Lynch Funds
Interested Director:
Terry K. Glenn	None	over $100,000
Non-Interested Directors:
James H. Bodurtha	None	over $100,000
Joe Grills	None	over $100,000
Herbert I. London	None	over $100,000
André F. Perold	None	None
Roberta Cooper Ramo	None	$50,001-$100,000
Stephen B. Swensrud	None	None
Robert S. Salomon, Jr.	None	None

As of April 13, 2004, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of the company. As of December 31, 2003, none of the non-interested Directors of the Company or their immediate family members owned beneficially or of record and securities of Merrill Lynch & Co., Inc. (“ML & Co.”).

35

Compensation of Directors

Each non-interested Director receives an aggregate annual retainer of $125,000 for his or her services to MLIM/FAM-advised funds, including the Company. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each such fund. In addition, each non-interested Director receives a fee per in-person Board meeting attended and per in-person Audit Committee meeting attended. The annual per meeting fees paid to each non-interested Director aggregate $100,000 for all MLIM/FAM-advised funds for which that Director serves and are allocated equally among those funds. Each Co-Chairman of the Audit Committee receives an additional annual retainer in the amount of $25,000, which is paid quarterly and allocated to each MLIM/FAM-advised fund for which such Co-Chairman provides services based on the relative net assets of the fund.

The following table sets forth the compensation earned by each of the non-interested Directors for the calendar year ended December 31, 2003 and the aggregate compensation paid to them by all MLIM/FAM-advised funds (including the Company), for the calendar year ended December 31, 2003:

Name of Director	Compensation from Company	Pension or Retirement Benefit Accrued as Part of Company Expenses	Aggregate Compensation from Company and MLIM/FAM- Advised Funds(1)
James H. Bodurtha*	$51,920	None	$183,219
Joe Grills*	$51,920	None	$182,219
Herbert I. London	$48,841	None	$163,219
André F. Perold	$48,841	None	$162,219
Roberta Cooper Ramo	$48,841	None	$163,219
Robert S. Salomon, Jr.	$48,841	None	$163,219
Stephen B. Swensrud	$48,841	None	$168,219

(1)	For the number of MLIM/FAM advised funds from which each Director received compensation, see the table beginning on p. 29.
*	Co-chairman of the Audit Committee.

Code of Ethics

The Board of Directors of the Company has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Company, the Investment Adviser, MLAM U.K. and the Distributor. The Code of Ethics significantly restricts the personal investing activities of all employees of the Investment Adviser and Distributor and imposes additional more onerous restrictions on fund investment personnel.

INVESTMENT ADVISORY ARRANGEMENTS

The Company has entered into thirteen separate investment advisory agreements (the “Investment Advisory Agreements”) relating to the Funds with Merrill Lynch Investment Managers, L.P., the Investment Adviser, a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Securities held by any Fund may also be held by other funds for which MLIM or FAM acts as an adviser or by investment advisory clients of MLIM. If purchases or sales of securities for any Fund or other funds for which MLIM or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of MLIM or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Advisory Fee. As compensation for its services to the Company and its Funds, the Investment Adviser receives a fee at the end of each month from the Company at an annual rate of 0.75% of the average daily net assets of each of the Small Cap Value V.I. Fund, International Value V.I. Fund, Global Growth V.I. Fund and Large Cap Value V.I. Fund, 0.65% of the average daily net assets of each of the Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund and Global Allocation V.I. Fund, 0.60% of the average daily net assets of each of the Basic Value

36

V.I. Fund and Utilities and Telecommunications V.I. Fund, 0.55% of the average daily net assets of the American Balanced V.I. Fund, 0.50% of the average daily net assets of the Government Bond V.I. Fund, 0.30% of the average daily net assets of the Index 500 V.I. Fund and at the following annual rates with respect to the other Funds:

Domestic Money Market V.I. Fund

Portion of average daily value of net assets of the Fund:

Advisory Fee
Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

Large Cap Core V.I. Fund

Portion of average daily value of net assets of the Fund:

Advisory Fee
Not exceeding $250 million	0.500%
In excess of $250 million but not exceeding $300 million	0.450%
In excess of $300 million but not exceeding $400 million	0.425%
In excess of $400 million	0.400%

Core Bond V.I. Fund and High Current Income V.I. Fund

Portion of aggregate average daily value of net assets of both Funds:

	Advisory Fee
	High Current Income V.I. Fund	Core Bond V.I. Fund
Not exceeding $250 million	0.55%	0.50%
In excess of $250 million but not exceeding $500 million	0.50%	0.45%
In excess of $500 million but not exceeding $750 million	0.45%	0.40%
In excess of $750 million	0.40%	0.35%

These fee rates for the Core Bond V.I. Fund and High Current Income V.I. Fund are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of the assets of each Fund to the extent that the aggregate average daily net assets of the combined Funds exceed $250 million, $500 million and $750 million (each such amount being a “breakpoint level”). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

The Investment Adviser and Merrill Lynch Life Agency, Inc. (“MLLA”) entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective October 9, 1997 (as so amended, the “Reimbursement Agreements”), that provide that the expenses paid by each Fund for Class I and II (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class II shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company.

37

The following table shows the investment advisory fees paid to the Investment Adviser with respect to each Fund for the last three fiscal years:

	Fees Paid						Fees Waived			Net Fees
	For the Year Ended						For the Year Ended			For the Year Ended
	2003		2002		2001		2003	2002	2001	2003		2002		2001
American Balanced V.I.
Fund	$ 492,829		$ 606,506		$ 740,047		$ 0	$ 0	$ 0	$ 492,829		$ 606,506		$ 740,047
Basic Value V.I. Fund	6,864,454		7,403,816		7,729,370		0	0	0	6,864,454		7,403,816		7,729,370
Core Bond V.I. Fund	2,942,313		2,853,998		2,261,063		0	0	0	2,942,313		2,853,998		2,261,063
Domestic Money Market
V.I. Fund	2,507,239		2,742,479		2,652,686		0	0	0	2,507,239		2,742,479		2,652,686
Fundamental Growth
V.I. Fund	1,152,392		1,028,228		390,445		0	0	0	1,152,392		1,028,228		390,445
Global Allocation V.I.
Fund	2,560,083		2,514,180		3,026,313		0	0	0	2,560,083		2,514,180		3,026,313
Global Growth V.I. Fund	619,832		746,057		1,703,149		0	0	0	619,832		746,057		1,703,149
Government Bond V.I.
Fund	2,629,536		2,614,705		1,962,079		0	0	0	2,629,536		2,614,705		1,962,079
High Current Income V.I.
Fund	1,460,632		1,535,881		1,976,039		0	0	0	1,460,632		1,535,881		1,976,039
Index 500 V.I. Fund	1,148,178		1,171,795		1,486,155		0	0	0	1,148,178		1,171,795		1,486,155
International Value V.I.
Fund	1,896,484	*	2,398,273	**	3,054,581	**	0	0	0	1,896,484	*	2,398,273	**	3,054,581	**
Large Cap Core V.I. Fund	2,130,143		2,405,646		2,890,620		0	0	0	2,130,193		2,405,646		2,890,620
Large Cap Growth V.I.
Fund	384,894	*	299,330	**	314,268	**	0	161	0	384,894	*	299,169	**	314,268	**
Large Cap Value V.I. Fund	623,989		302,442		34,082		0	291	18,186	623,989		302,151		15,896
Small Cap Value V.I. Fund	3,887,189		4,871,394		5,235,197		0	0	0	3,887,189		4,871,394		5,235,197
Utilities and
Telecommunications
V.I. Fund	263,744		344,128		535,523		0	0	0	263,744		344,128		535,523

*	Payments reflect the aggregate fees paid by each of International Value V.I. Fund and Large Cap Growth V.I. Fund and each respective predecessor funds.
**	Payments reflect fees paid by each of the International Value V.I. Fund’s and Large Cap Growth V.I. Fund’s predecessor funds.

The Investment Advisory Agreements relating to the Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the respective Funds.

With respect to certain Funds, the Investment Adviser has entered into a sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. (“MLAM U.K.”), an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds. For the fiscal years ended December 31, 2003, 2002 and 2001, the Investment Adviser paid no fees to MLAM U.K. pursuant to these agreements.

In connection with its consideration of each Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Directors of the Company compared each Fund’s advisory fee rates and expense ratios to those of comparable funds. The Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Funds by the Investment Adviser and MLAM U.K. under the Investment Advisory Agreements and the Sub-Advisory Agreements, as well as other services to be provided by the Investment Adviser, MLAM U.K. and their affiliates under other agreements, and the personnel who provide these services (as set forth in this Statement of Additional Information). In addition to investment advisory services, the Investment Adviser, MLAM U.K. and their affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. Based on their experience as directors of the Company and a number of other funds advised by the MLIM or its affiliates, the Directors concluded that

38

the services provided in all areas was of a high level and that the Funds benefit from those services. The Board also considered the Investment Adviser’s and MLAM U.K.‘s costs of providing services, and the direct and indirect benefits to the Investment Adviser and MLAM U.K. from their relationship with the Funds. In connection with the Investment Advisory Agreement, the benefits considered by the Board included not only the Investment Adviser’s compensation for investment advisory services and the Funds’ profitability to the Investment Adviser under the Investment Advisory Agreement, but also compensation paid to the Investment Adviser or its affiliates for other, non-advisory, services provided to the Fund. The Board also considered the Investment Adviser’s access to research services from brokers to which the Investment Adviser may have allocated Fund brokerage in a “soft dollar” arrangement.

In reviewing each Investment Advisory Agreement, the Board focused on the experience, resources and strengths of the Investment Adviser and its affiliates in managing investment companies, including the Funds, that invest in U.S. and foreign equity and debt securities and/or money market securities. In particular, the Board considered the experience of each Fund’s management team in analyzing and investing in the specific types of securities in which the Fund or Funds they manage invest. The Board concluded that the Investment Adviser has a high level of expertise in managing all the types of investments used by the Funds and that each Fund benefits from that expertise. The Directors, based on their experience as directors of other investment companies managed by the Investment Adviser and its affiliates as well as of the Funds, also focused on the quality of the compliance and administrative staff at the Investment Adviser. The Board noted that, in addition to the separate teams of analysts and compliance personnel dedicated to the equity management group, the fixed income management group and the money market management group, respectively, the Investment Adviser also has a separate administrative, legal and compliance staff to ensure a high level of quality in the compliance and administrative services provided to the Funds.

In connection with its consideration of the Investment Advisory Agreement, the Board placed significant emphasis on each Fund’s advisory fee rate and expense ratios as compared to those of comparable open end funds as provided by Lipper Inc. The Board compared each Fund’s advisory fee rate and expense ratios to those of comparable funds. The Board took into account the various services provided to each Fund by the Investment Adviser and its affiliates, including the services required to manage portfolios that invest in U.S. and foreign equity and debt securities, and/or money market securities using a variety of investment strategies and styles. The Board reviewed each Fund’s contractual advisory fee and noted that the total fee for each Fund other than Domestic Money Market V.I. Fund and Index 500 V.I. Fund were well below the median of the contractual fees of other funds in their category. The Board also noted that the actual advisory fee, including the management and administrative components and the effects of any fee waivers, for each Fund, other than Domestic Money Market V.I. Fund, Index 500 V.I. Fund, Large Cap Value V.I. Fund and Small Cap Value V.I. Fund, were also below the median compared to other funds in the category. The Board noted that, although the actual management fees for Domestic Money Market V.I. Fund, Index 500 V.I. Fund, Large Cap Value V.I. Fund and Small Cap Value V.I. Fund were somewhat above the median, they were reasonable compared to the services provided. The Board also reviewed the Fund’s overall expenses and compared them to other funds in the category and determined that the expenses of each Fund, other than Domestic Money Market V.I. Fund, Index 500 V.I. Fund, Large Cap Value V.I. Fund, Small Cap Value V.I. Fund, were lower than the median. The Board concluded that given the nature of each Fund’s investment strategy, each Fund’s expenses were reasonable compared to those of other, similar funds. Finally, the Board reviewed each Fund’s historical performance and determined that it was comparable to that of other similarly managed funds. Based on the information reviewed and its discussions, the Board, including all of the non-interested Directors, concluded that the advisory fee rate was reasonable in relation to the services provided to the Funds by the Investment Adviser and MLAM U.K. as well as the costs and benefits gained by the Investment Adviser and MLAM U.K. in providing such services.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Fund’s assets. The Board determined that the current advisory fee structures — which for Domestic Money Market V.I. Fund, Large Cap Core V.I. Fund, Core Bond V.I. Fund and High Current Income V.I. Fund include breakpoints that reduce each such Fund’s advisory fee rate as the Fund’s assets increase — was reasonable and that changes were not currently necessary. The non-interested Directors were represented by independent counsel who assisted them in their deliberations.

39

The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company, which are performed by such Insurance Companies.

Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all Directors of the Company who are affiliated persons of ML & Co. or any of its affiliates. Each Fund pays all other expenses incurred in its operation, including a portion of the Company’s general administrative expenses allocated on the basis of the Fund’s asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal, state or foreign laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors’ fees, legal expenses, state franchise taxes, auditing services, costs of preparing, printing and mailing proxies, SEC fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Certain accounting services are provided for the Company by the Investment Adviser and the Company reimburses the Investment Adviser in connection with such services. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses. Certain accounting services are provided to the Company by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the Company. The Company pays a fee for these services.

Accounting Services. The Company has entered into an agreement with State Street pursuant to which State Street Street provides certain accounting services to the Fund. The Company pays a fee for these services. The Investment Adviser provides certain additional accounting services to each Fund and each Fund reimburses the Investment Adviser for such services.

The table below sets forth the fees paid by the Company to State Street and to the Investment Adviser for accounting services for the periods shown:

Fiscal Year Ended December 31,	Paid to State Street	Paid to the Investment Adviser
2003	$1,839,853	$125,075
2002	$1,827,264	$179,798
2001	$1,929,000	$387,278

During the Company’s fiscal year ended December 31, 2003, the total operating expenses attributable to the Class I Shares of the Company’s Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses and excluding any non-recurring expenses, expressed as a percentage of each Fund’s average net assets were as follows: 0.50% of the Core Bond V.I. Fund’s average net assets, 0.56% of the High Current Income V.I. Fund’s average net assets, 0.87% of the International Value V.I. Funds average net assets, 0.54% of the Large Cap Core V.I. Fund’s average net assets, 1.02% of the Large Cap Growth V.I. Fund’s average net assets, 0.85% of the Large Cap Value V.I. Fund’s average net assets, 0.83% of the Small Cap Value V.I. Fund’s average net assets, 0.38% of the Index 500 V.I. Fund’s average net assets, 0.68% of the American Balanced V.I. Fund’s average net assets, 0.57% of the Domestic Money Market V.I. Fund’s average net assets, 0.75% of the Global Allocation V.I. Fund’s average net assets, 0.67% of the Basic Value V.I. Fund’s average net assets, 0.73% of the Utilities and Telecommunications V.I. Fund’s average net assets, 0.58% of the Government Bond V.I. Fund’s average net assets, 0.88% of the Global Growth V.I. Fund’s average net assets and 0.74% of the Fundamental Growth V.I. Fund’s average net assets.

During the Company’s fiscal year ended December 31, 2003, the total operating expenses attributable to the Class II Shares of the Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund’s average net assets, were as follows: 0.98% of the Small Cap Value V.I. Fund’s average net assets, 0.82% of the Basic Value V.I. Fund’s average net assets and 0.95% of Global Allocation V.I. Fund’s average net assets (for the period November 24,

40

2003 (commencement of operations) to December 31, 2003). For the Period November 18, 2003 (commencement of operations) to December 31, 2003, the total operating expenses attributable to the Class III Shares of the Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund’s average net assets, were as follows: 1.08% of the Global Allocation V.I. Fund’s average net assets and 1.08% of the Small Cap Value V.I. Fund’s average net assets.

Distribution Plan. The Funds have adopted a Distribution Plan (the “Plan”) with regard to the Class II and Class III Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class II Common Stock and up to 0.25% of the net asset value of Class III Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class II Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class II and Class III Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company’s Board of Directors determines is primarily intended to result in the sale of Class II and Class III Shares. For the fiscal year ended December 31, 2003, the Company paid an aggregate of $77,023 and $10 in fees pursuant to the Class II Plan and Class III Plan, respectively, to various Insurance Companies providing services under the Plans.

DETERMINATION OF NET ASSET VALUE

The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on the prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market V.I. Fund is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

Except with respect to securities held by the Domestic Money Market V.I. Fund having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Securities that are held by a Fund that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Company. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Company. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap

41

agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. Each Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of a Fund under the general supervision of the Company’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Company’s Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Company’s Board of Directors.

Since the net investment income of the Domestic Money Market V.I. Fund (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see “Dividends and Taxes”), the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market V.I. Fund will have a positive net income at the time of each determination. If for any reason the net income of the Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), the Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See “Dividends and Taxes” for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market V.I. Fund to be maintained at a constant value of $1.00 per share.

If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market V.I. Fund at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

Each of the Utilities and Telecommunications V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund and International Value V.I. Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund’s net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund’s net asset value is computed.

Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market V.I. Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the

42

next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

None of the Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of the Company’s portfolio transactions and allocation of brokerage. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

Subject to policies established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Investment Adviser does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Investment Adviser generally seeks reasonably competitive trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based partly upon brokerage or research services provided to the Investment Adviser and its clients, including the Fund. In return for such services the Investment Adviser may pay a higher commission than other brokers would charge if the Investment Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, such as the Investment Adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). The Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making process and, therefore, to a Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Investment Adviser might use Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser’s individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Investment Adviser are not reduced as a result of the Investment Adviser’s receipt of research services.

In some cases the Investment Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Investment Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is

43

used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Investment Adviser does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Investment Adviser neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

If the securities in which a particular Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company’s portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. (“GSI”), Merrill Lynch Money Markets Inc. (“MMI”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), may not serve as the Company’s dealer in connection with such transactions except pursuant to exemptive orders from the SEC, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company’s policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

The SEC has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market V.I. Fund with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to “recapture” brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.

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Exemptive Order Information for Domestic Money Market V.I.:

The number and dollar value of transactions engaged in by Domestic Money Market V.I. Fund pursuant to an outstanding exemptive order are as follows:

Fiscal Year Ended	Number	Dollar Volume

2003	33	$245,782,540
2002	78	$452,469,851
2001	52	$353,854,571

Information about the brokerage commissions paid by the Company including commissions paid to Merrill Lynch, is set forth in the following table:

Fiscal Year Ended December 31,	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
2003	$6,803,432	$ 556,408
2002	$7,908,904	$ 729,559
2001	$8,697,680	$1,102,551

For the fiscal year ended December 31, 2003, the brokerage commissions paid to Merrill Lynch represented 8.18% of the aggregate brokerage commissions paid and involved 3.45% of the Company’s dollar amount of transactions involving payment of commissions.

The Company has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Company also has retained an affiliated entity of the Investment Adviser as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. For the fiscal years ended December 31, 2003, 2002 and 2001, the lending agent received from the Company $279,139, $329,524 and $23,552, respectively, in securities lending agent fees. The lending agent may, on behalf of a Fund, invest cash collateral received by that Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates. In connection with securities lending activities, the lending agent may, on behalf of each Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates. Pursuant to the same order, each Fund may invest its uninvested cash in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by a Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or, in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser’s waiver of a portion of its advisory fee.

The value of each Fund’s aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act) if any portion of such holdings were purchased during the fiscal year ended December 31, 2003 are as follows:

American Balanced
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Citigroup Inc.	E	$1,335
Morgan Stanley	E	$1,013
J.P. Morgan Chase & Co.	E	$735
Citigroup Inc.	D	$214
Goldman Sachs Group, Inc.	D	$187
Bear Stearns Company Inc.	D	$99
Lehman Brothers Holdings, Inc.	D	$85
J.P. Morgan Chase & Co.	D	$76
Morgan Stanley	D	$34

45

Core Bond
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

UBS AG	D	$36,819
Goldman Sachs Group, Inc.	D	$4,134
Bear Stearns Company Inc.	D	$2,705
Lehman Brothers Holdings, Inc.	D	$1,704
J.P. Morgan Chase & Co.	D	$1,698
Chase Capital II	D	$1,608
Chase Capital III	D	$1,380
Morgan Stanley	D	$1,114

Domestic Money Market
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Morgan Stanley Group, Inc.	D	$8,300
Morgan Stanley	D	$4,994
Morgan Stanley Dean Witter & Co.	D	$1,700
Goldman Sachs Group, Inc.	D	$800

Fundamental Growth
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Citigroup Inc.	E	$1,951

Global Allocation
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Citigroup Inc.	E	$4,422
Credit Suisse Group	E	$1,379

Index 500
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Citigroup Inc.	E	$10,759
J.P. Morgan Chase & Co.	E	$3,280
Morgan Stanley	E	$2,718
Merrill Lynch & Co., Inc.	E	$2,104
The Goldman Sachs Group, Inc.	E	$2,073
Lehman Brothers Holdings, Inc.	E	$981
The Bear Stearns Companies Inc.	E	$396

International Value
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Credit Suisse Group	E	$7,693
Brown Brothers	D	$3,513

Large Cap Core
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Citigroup Inc.	E	$17,766
J.P. Morgan Chase & Co.	E	$8,962
Lehman Brothers Holdings, Inc.	E	$6,255

Large Cap Value
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)

Citigroup Inc.	E	$6,169
J.P. Morgan Chase & Co.	E	$2,556
Lehman Brothers Holdings, Inc.	E	$1,498
The Bear Stearns Companies Inc.	E	$208

46

Portfolio Turnover

The Investment Adviser will effect portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, or a change in economic or financial conditions. A Fund’s portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. For the fiscal year ended December 31, 2003, the portfolio turnover rate for American Balanced V.I. Fund increased from 32.00% to 109.21%, and the portfolio turnover rate for Fundamental Growth V.I. Fund increased from 89.61% to 134.62% due in both cases to portfolio restructuring resulting from market volatility. High portfolio turnover may result in negative tax consequences, such as an increase in capital gain dividends and/or ordinary income dividends. See “Dividends and Taxes — Taxes.” High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

PURCHASE OF SHARES

The Company continuously offers shares of Class I Common Stock, Class II Common Stock and Class III Common Stock of each of the Funds at prices equal to the respective per share net asset value of the Funds. FAM Distributors, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.

Net asset value is determined in the manner set forth under “Determination of Net Asset Value.”

The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise. Any order may be rejected by the Company or the Distributor.

Generally, only insurance company separate accounts may purchase Fund shares for the benefit of such insurance company’s contract holders who elect to have all or a portion of their premium contributions invested in shares of the Funds. Accordingly, each insurance company separate account that owns shares of the Funds maintains omnibus accounts with the Funds’ transfer agent for the benefit of the insurance company’s contract owners, often resulting in considerable savings in administrative expenses for the Funds’ management. The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries to compensate them for performing sub-transfer agency, recordkeeping and other administrative services on behalf of individual contract owners.

REDEMPTION OF SHARES

The Company is required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each Fund.

The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by a Fund at such time.

The Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

DIVIDENDS AND TAXES

Dividends

The Company intends to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Domestic Money Market V.I. Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund

47

(including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market V.I. Fund (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market V.I. Fund are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Utilities and Telecommunications V.I. Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced V.I., Basic Value V.I., International Value V.I., Small Cap Value V.I., Global Allocation V.I., Global Growth V.I., Index 500 V.I., Large Cap Core V.I., Fundamental Growth V.I., Large Cap Growth V.I. and Large Cap Value V.I. Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market V.I. Fund, are declared and distributed annually after the close of the Company’s fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

Under the Internal Revenue Code, each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund’s total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each of the Funds intends to comply with the above-described requirements.

On occasion, some amount of the dividends of the Domestic Money Market V.I. Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account’s tax basis in shares of such Fund. If such amount were to exceed the Separate Account’s tax basis for shares of the Domestic Money Market V.I. Fund, the excess would be treated as gain from the sale or exchange of such shares.

On occasion the net income of the Domestic Money Market V.I. Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend credited to such shareholders for a period. In such a case, such shareholders’ tax basis in the shares of the Domestic Money Market V.I. Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

48

Certain Funds may invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities (“high yield securities”), as described in the Prospectus and in this Statement of Additional Information. Some of these high yield securities may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such high yield securities may be treated as dividends for Federal income tax purposes; in such case, if the issuer of such high yield securities is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

Certain Funds may invest up to 10% of their total assets in securities of closed-end investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company (“PFIC”) for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the “interest charge”), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to “mark to market” at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

DISTRIBUTION ARRANGEMENTS

The Company has entered into a distribution agreement (the “Distribution Agreement”) with FAM Distributors, Inc. with respect to the sale of the Company’s shares to the Distributor for resale to Insurance Companies’ accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

PERFORMANCE DATA

From time to time, the average annual total return and other total return data, as well as yield, of one or more of the Company’s Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. On December 6, 1996, the Government Bond V.I. Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund’s operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed

49

fifteen years. As a result of the foregoing changes in the investment objective of the Government Bond V.I. Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of the Fund.

Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. Because no shares of Class II or Class III Common Stock of the Core Bond V.I. Fund, the High Current Income V.I. Fund and the Government Bond V.I. Fund were in issue prior to December 31, 2003, the yield information below relates to Class I Common Stock only. The yield for the 30-day period ended December 31, 2003 was 3.99% for the Core Bond V.I. Fund, 11.43% for the High Current Income V.I. Fund and 3.96% for the Government Bond V.I. Fund.

Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return and yield will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

On occasion, one or more of the Company’s Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, BusinessWeek, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

The Domestic Money Market V.I. Fund normally computes the annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

50

Set forth below is average annual total return information for the shares of each of the Funds for the fiscal periods ended December 31, 2003. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return for Class I Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
AMERICAN BALANCED V.I. FUND:
One Year Ended December 31, 2003	21.55%
Five Years Ended December 31, 2003	0.76%
Ten Years Ended December 31, 2003	5.78%

BASIC VALUE V.I. FUND:
One Year Ended December 31, 2003	33.23%
Five Years Ended December 31, 2003	9.28%
Ten Years Ended December 31, 2003	12.30%

CORE BOND V.I. FUND:
One Year Ended December 31, 2003	4.76%
Five Years Ended December 31, 2003	5.64%
Ten Years Ended December 31, 2003	6.07%

DOMESTIC MONEY MARKET V.I. FUND:
One Year Ended December 31, 2003	0.73%
Five Years Ended December 31, 2003	3.36%
Ten Years Ended December 31, 2003	4.18%

FUNDAMENTAL GROWTH V.I. FUND:
One Year Ended December 31, 2003	27.98%
Inception* Through December 31, 2003	-8.93%

GLOBAL ALLOCATION V.I. FUND:
One Year Ended December 31, 2003	34.57%
Five Years Ended December 31, 2003	4.33%
Ten Years Ended December 31, 2003	6.39%

GLOBAL GROWTH V.I. FUND:
One Year Ended December 31, 2003	33.56%
Five Years Ended December 31, 2003	-2.62%
Inception* Through December 31, 2003	-0.96%

GOVERNMENT BOND V.I. FUND:
One Year Ended December 31, 2003	2.07%
Five Years Ended December 31, 2003	5.60%
Inception* Through December 31, 2003	6.69%

HIGH CURRENT INCOME V.I. FUND:
One Year Ended December 31, 2003	28.28%
Five Years Ended December 31, 2003	5.33%
Ten Years Ended December 31, 2003	5.78%

INDEX 500 V.I. FUND:
One Year Ended December 31, 2003	28.14%
Five Years Ended December 31, 2003	-0.97%
Inception* Through December 31, 2003	7.36%

51

Average Annual Total Return for Class I Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
LARGE CAP GROWTH V.I. FUND:†
One Year Ended December 31, 2003	34.01%
Inception (April 30, 1999) Through December 31, 2003	-1.17%

LARGE CAP CORE V.I. FUND:
One Year Ended December 31, 2002	31.52%
Five Years Ended December 31, 2002	3.68%
Ten Years Ended December 31, 2002	9.36%

INTERNATIONAL VALUE V.I. FUND:#
One Year Ended December 31, 2003	42.24%
Five Years Ended December 31, 2003	6.53%
Inception (June 10, 1998) Through December 31, 2003	5.02%

LARGE CAP VALUE V.I. FUND:
One Year Ended December 31, 2003	33.98%
Inception* Through December 31, 2003	7.20%

SMALL CAP VALUE V.I. FUND:
One Year Ended December 31, 2003	42.91%
Five Years Ended December 31, 2003	16.85%
Ten Years Ended December 31, 2003	12.78%

UTILITITES AND TELECOMMUNICATIONS V.I. FUND
One Year Ended December 31, 2003	20.19%
Five Years Ended December 31, 2003	-1.66%
Ten Years Ended December 31, 2003	6.32%

*	Inception for the Class I Common Stock of the Fundamental Growth V.I. Fund is April 3, 2000; Global Growth V.I. Fund is June 5, 1998; Government Bond V.I. Fund is May 2, 1994; Index 500 V.I. Fund is December 13, 1996 and Large Cap Value V.I. Fund is April 23, 2001.
†	For periods prior to November 24, 2003, performance reflects the performance of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Large Cap Growth V.I. Fund’s predecessor fund. Large Cap Growth V.I. Fund commenced operations on November 24, 2003.
#	For periods prior to November 24, 2003, performance shown is that of Mercury International Value V.I. Fund of Mercury Variable Trust, International Value V.I. Fund’s predecessor fund. International Value V.I. Fund commenced operations on November 24, 2003.

Average Annual Total Return for Class II Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
BASIC VALUE V.I. FUND:
One Year Ended December 31, 2003	33.05%
Five Years Ended December 31, 2003	9.11%
Inception** Through December 31, 2003	8.84%

GLOBAL ALLOCATION V.I. FUND:
Inception** Through December 31, 2003	8.05%

SMALL CAP VALUE V.I. FUND:
One Year Ended December 31, 2003	42.62%
Five Years Ended December 31, 2003	16.67%
Inception** Through December 31, 2003	9.91%

**	Inception for the Class II Common Stock of the Basic Value V.I. Fund is November 3, 1997, Global Allocation V.I. Fund is November 24, 2003 and Small Cap Value V.I. Fund is October 23, 1997.

52

Average Annual Total Return for Class III Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
GLOBAL ALLOCATION V.I. FUND:
Inception*** Through December 31, 2003	7.62%

SMALL CAP VALUE V.I. FUND:
Inception*** Through December 31, 2003	6.95%

***	Inception for the Class II Common Stock is November 18, 2003.

PROXY VOTING POLICIES AND PROCEDURES

The Company’s Board of Directors has delegated to the Investment Adviser authority to vote all proxies relating to each Fund’s portfolio securities. The Investment Adviser has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser’s interest and those of the Investment Adviser’s clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee is comprised of the Investment Adviser’s Chief Investment Officer (the “CIO”), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser’s Legal department appointed by the Investment Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis — such as approval of mergers and other significant corporate transactions — akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser’s clients, the Committee, in

53

conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist each Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act

The Investment Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an “Affiliate”), or a money management or other client of the Investment Adviser (each, a “Client”) is involved. The Proxy Voting Procedures and the Investment Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser’s normal voting guidelines or, on matters where the Investment Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Investment Adviser’s fiduciary duties.

In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

•	Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather

54

than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant
•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.
•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.
•	Routine proposals related to requests regarding the formalities of corporate meetings.
•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act envisions will be approved directly by shareholders.
•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

ADDITIONAL INFORMATION

Under a separate agreement, Merrill Lynch has granted the Company the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

55

Organization of the Company

The Company was incorporated under the laws of the State of Maryland on October 16, 1981, and operations of the Core Bond V.I., High Current Income V.I., Large Cap Core V.I. and Small Cap Value V.I. Funds commenced on April 20, 1982. The American Balanced V.I. Fund commenced operations on June 1, 1988. The Domestic Money Market V.I. Fund and the Global Allocation V.I. Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value V.I. and Utilities and Telecommunications V.I. Funds commenced operations on July 1, 1993. The Government Bond V.I. Fund commenced operations on May 2, 1994. The Index 500 V.I. Fund commenced operations on December 13, 1996. The Global Growth V.I. Fund commenced operations on June 5, 1998. The Fundamental Growth V.I. Fund commenced operations on April 3, 2000. The Large Cap Value V.I. Fund commenced operations on April 23, 2001. The International Value V.I. Fund and Large Cap Growth V.I. Fund commenced operations on November 24, 2003.

The authorized capital stock of the Company consists of 7,000,000,000 shares of Class I Common Stock, par value $0.10 per share, and 3,900,000,000 shares of Class II Common Stock and 3,500,000,000 shares of Class III Common Stock, par value $0.10 per share. The shares of Class I and Class II Common Stock are each divided into sixteen classes designated Merrill Lynch American Balanced V.I. Fund Common Stock, Merrill Lynch Basic Value V.I. Fund Common Stock, Merrill Lynch Core Bond V.I. Fund Common Stock, Merrill Lynch Domestic Money Market V.I. Fund Common Stock, Merrill Lynch Fundamental Growth V.I. Fund, Merrill Lynch Global Allocation V.I. Fund Common Stock, Merrill Lynch Global Growth V.I. Fund Common Stock, Merrill Lynch Government Bond V.I. Fund Common Stock, Merrill Lynch High Current Income V.I. Fund Common Stock, Merrill Lynch Index 500 V.I. Common Stock, Merrill Lynch International Value V.I. Fund Common Stock, Merrill Lynch Large Cap Core V.I. Fund Common Stock, Merrill Lynch Cap Growth V.I. Fund Common Stock, Merrill Lynch Large Cap Value V.I. Fund Common Stock, Merrill Lynch Small Cap Value V.I. Fund and Merrill Lynch Utilities and Telecommunications V.I. Fund, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes.

All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under “Redemption of Shares.” Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

Family Life purchased $1,000 worth of shares of the American Balanced V.I. Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company’s other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market V.I. and Global Allocation V.I. Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market V.I. Fund on February 20, 1992, $2,000,000 worth of shares of the Global Allocation V.I. Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value V.I. and Utilities and Telecommunications V.I. Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $2,000,000 worth of shares of each of the Basic Value V.I. Fund and the Utilities and Telecommunications V.I. Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares Developing Capital Markets V.I. Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond V.I. Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 V.I. Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global

56

Growth V.I. Fund. On March 20, 2000, MLLIC purchased $1,000,000 worth of shares of the Fundamental Growth V.I. Fund. On July 7, 2000, MLLIC purchased $1,000,000 worth of shares of the Focus Twenty V.I. Fund. On April 23, 2001, MLLIC purchased $1,000,000 worth of shares of the Large Cap Value V.I. Fund.

Custodian

The Bank of New York (the “Custodian”), 100 Church Street, New York, New York 10286, is the Company’s Custodian except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent

Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Counsel and Auditor

Clifford Chance US LLP, counsel to the Company, passes on legal matters for the Company in connection with the shares offered by the Prospectus. Deloitte & Touche LLP, independent auditors, are auditors of the Company.

Shareholders Reports

The Company issues to its shareholders reports, at least semi-annually, containing unaudited financial statements and annual reports containing financial statements examined by auditors approved annually by the Directors.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

To the knowledge of the Company, the following entities owned beneficially or of record 5% or more of a class of shares of a Fund as of April 13, 2004.

Name of Fund	Name and Address of Shareholder	Percent of Class I

Domestic Money V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	72.44%

Domestic Money V.I. Fund	ML LIFE INSURANCE COMPANY 1301 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08535	12.95%

Domestic Money V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.81%

Core Bond V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	85.78%

57

Name of Fund	Name and Address of Shareholder	Percent of Class I

Core Bond V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	7.44%

High Current Income V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	85.90%

High Current Income V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.71%

High Current Income V.I. Fund	PFL ENDEAVOR VAR ANNUITY ACCT 4333 Edgewood Rd NE Cedar Rapids, IA 52499	5.42%

Large Cap Core V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	86.18%

Large Cap Core V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	8.42%

Small Cap Value V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	74.49%

Small Cap Value V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	8.35%

Small Cap Value V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.37%

American Balanced V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	85.94%

American Balanced V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	9.37%

Global Allocation V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	87.29%

Global Allocation V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	7.25%

Utilities and Telecommunications V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	77.89%

Utilities and Telecommunications V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	8.24%

58

Name of Fund	Name and Address of Shareholder	Percent of Class I

Utilities and Telecommunications V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.14%

Utilities and Telecommunications V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	5.28%

Basic Value V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	64.42%

Basic Value V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	7.80%

Basic Value V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	6.17%

Basic Value V.I. CL I Fund	PFL ENDEAVOR VAR ANNUITY ACCT 4333 Edgewood Rd NE Cedar Rapids, IA 52499	6.13%

Basic Value V.I. CL I Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	5.54%

Basic Value V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	5.18%

Government Bond V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	81.33%

Government Bond V.I. Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	8.86%

Government Bond V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.78%

Index 500 V.I. CL I Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	63.90%

Index 500 V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	9.36%

Index 500 V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	7.42%

Index 500 V.I. CL I Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.69%

59

Name of Fund	Name and Address of Shareholder	Percent of Class I

Index 500 V.I. CL I Fund	ML LIFE INSURANCE COMPANY 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	6.64%

Global Growth V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	80.86%

Global Growth V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	6.03%

Large Cap Value V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	79.50%

Large Cap Value V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	10.54%

Large Cap Value V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	5.02%

Fundamental Growth V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	63.05%

Fundamental Growth V.I. Fund	ML LIFE INSURANCE CO 1300 Merrill Lynch Drive, 2nd Floor Pennington, NJ 08534	22.33%

Fundamental Growth V.I. Fund	ML LIFE INSURANCE CO OF NY 2 World Financial Center, South Tower 5th FL New York, NY 10080	5.47%

Name of Fund	Name and Address of Shareholder	Percent of Class II

Global Allocation V.I. Fund	MANUFACTURERS LIFE INSURANCE OF NORTH AMERICA 500 Boylston St #400 Boston, MA 02116-3740	89.84%

Global Allocation V.I. Fund	MANUFACTURERS LIFE INSURANCE OF NORTH AMERICA 500 Boylston St #400 Boston, MA 02116-3740	10.16%

Basic Value V.I. Fund	MANUFACTURERS LIFE INSURANCE OF NORTH AMERICA 500 Boylston St #400 Boston, MA 02116-3740	79.04%

Basic Value V.I. Fund	MANUFACTURERS LIFE INSURANCE OF NORTH AMERICA 500 Boylston St #400 Boston, MA 02116-3740	20.96%

60

Name of Fund	Name and Address of Shareholder	Percent of Class II

Domestic Money Mkt V.I. Fund	MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY 1295 State Street Springfield, MA 01111-0001	100.00%

Small Cap Value V.I. Fund	MANUFACTURERS LIFE INSURANCE OF NORTH AMERICA 500 Boylston St #400 Boston, MA 02116-3740	83.24%

Small Cap Value V.I. Fund	MANUFACTURERS LIFE INSURANCE OF NORTH AMERICA 500 Boylston St #400 Boston, MA 02116-3740	16.76%

Name of Fund	Name and Address of Shareholder	Percent of Class III

Global Allocation V.I. Fund	TRAVELERS INSURANCE COMPANY PO Box 990027 Hartford, CT 06199-0027	92.34%

Global Allocation V.I. Fund	TRAVELERS INSURANCE COMPANY PO Box 990027 Hartford, CT 06199-0027	7.66%

Small Cap Value V.I. Fund	TRAVELERS INSURANCE COMPANY PO Box 990027 Hartford, CT 06199-0027	93.73%

Small Cap Value V.I. Fund	TRAVELERS INSURANCE COMPANY PO Box 990027 Hartford, CT 06199-0027	6.27%

FINANCIAL STATEMENTS

The Company’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2003 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800-456-4587 ext. 789 between 8:30 a.m. and 5:30 p.m. Eastern Time on any business day.

61

APPENDIX A

DESCRIPTION OF BOND RATINGS

Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Bond Ratings

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody’s U.S. Short-Term Ratings

MIG 1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

A-1

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Commercial Paper Ratings/Demand Obligation Ratings

Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Debt Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The issue credit ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of payment—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long Term Issue Credit Ratings

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to meet its financial commitment on the obligation is extremely strong.

A-2

AA	An obligation rated “AA” differs from the highest rated issues only in small degree. The Obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB B CCC CC C	An obligation rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D	An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c	The `c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter `p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r	This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A-1” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c	The “c” subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing

r	The “r” highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

—Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

—Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

A-4

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch”) Investment Grade Bond Ratings

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory-credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

Description of Fitch’s Speculative Grade Bond Ratings

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (“BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

A-5

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in imminent default in payment of interest or principal.

D DD DDD	Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch’s Short term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

A-6

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

FitchAlert	Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

A-7

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description

1	(a)	—	Articles of Incorporation of Registrant.(a)

1	(b)	—	Form of Articles Supplementary of Registrant.(b)

1	(c)	—	Form of Articles of Amendment of Registrant.(c)

1	(d)	—	Form of Articles Supplementary of Registrant.(d)

1	(e)	—	Form of Articles Supplementary of Registrant.(e)

1	(f)	—	Form of Articles Supplementary of Registrant.(f)

1	(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock.(r)

1	(h)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock.(t)

1	(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock.(v)

1	(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund.(w)

1	(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares.(y)

1	(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund.(cc)

1	(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund.(ee)

1	(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund, and Merrill Lynch Prime Bond Fund.(kk)

1	(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund.(ii)

1	(p)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Quality Equity Fund.(mm)

1	(q)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund.(nn)

1	(r)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund.(oo)

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
Exhibit Number			Description
1	(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds.(qq)

1	(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund.(rr)

1	(u)	—	Articles of Amendment to Articles Supplementary.(tt)

1	(v)	—	Articles Supplementary relating to the designation of Class III shares.(tt)

1	(w)	—	Articles Supplementary relating to the designation of shares of common stock as Merrill Lynch International Value V.I. Fund common stock and Merrill Lynch Large Cap Growth V.I. Fund common stock.(tt)

2		—	By-Laws of Registrant, as amended.(g)

3		—	Specimen certificate for shares of common stock of Registrant.(h)

4	(a)	—	Investment Advisory Agreement for Merrill Lynch Reserve Assets Fund.(i)

4	(b)	—	Investment Advisory Agreement for the Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund and Merrill Lynch Special Value Focus Fund.(j)

4	(c)	—	Form of Investment Advisory Agreement for Merrill Lynch Index 500 Fund.(x)

4	(d)	—	Form of Investment Advisory Agreement for Merrill Lynch Natural Resources Focus Fund and Merrill Lynch American Balanced Fund.(l)

4	(e)	—	Form of Investment Advisory Agreement for Merrill Lynch Domestic Money Market Fund and Merrill Lynch Global Strategy Focus Fund.(m)

4	(f)	—	Form of Investment Advisory Agreement for Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund and Merrill Lynch International Equity Focus Fund.(s)

4	(g)	—	Form of Investment Advisory Agreement for Merrill Lynch Developing Capital Markets Focus Fund and Merrill Lynch Government Bond Fund.(t)

4	(h)	—	Form of Sub-Advisory Agreement between Merrill Lynch Asset Management L.P. and Merrill Lynch Asset Management U.K. Limited.(ff)

4	(i)	—	Form of Investment Advisory Agreement for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Capital Focus Fund.(dd)

4	(j)	—	Form of Investment Advisory Agreement for Merrill Lynch Fundamental Growth Focus Fund.(ll)

4	(k)	—	Form of Investment Advisory Agreement for Merrill Lynch Focus Twenty Select Fund.(jj)

4	(l)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Value Focus Fund.(pp)

4	(m)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Growth V.I. Fund.(u)

4	(n)	—	Form of Investment Advisory Agreement for Merrill Lynch International Value V.I. Fund.(u)

5	(a)	—	Form of Distribution Agreement.(n)

5	(b)	—	Form of Distribution Agreement relating to the Class II shares.(z)

5	(c)	—	Form of Distribution Agreement relating to the Class III shares.(u)

6		—	None.

7	(a)	—	Form of Custodian Agreement with the Bank of New York.(o)

7	(b)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co.(aa)

8	(a)	—	Form of Securities Lending Agency Agreement between the Registrant and QA Advisors LLC (now MLIM LLC) dated August 10, 2001.(ss)

8	(b)	—	Form of Transfer Agency, and Dividend Disbursing Agreement.(p)

8	(c)	—	Form of Agreement relating to the use of the “Merrill Lynch” name.(q)

8	(d)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on From N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

9		—	Opinion of Counsel (filed with Rule 24F-2 Notice).

10		—	Consent of Independent Auditors (filed herewith).

11		—	None.

12		—	None.

13	(a)	—	Form of Distribution Plan relating to Class II shares.(bb)

13	(b)	—	Form of Distribution Plan relating to Class III shares.(u)

14		—	Rule 18f-3 Plan, as revised.(hh)

15		—	Code of Ethics, as amended.(gg)

16		—	Power of Attorney.(uu)

C-2


(a)	Incorporated by reference to Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).
(b)	Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.
(c)	Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.
(e)	Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.
(f)	Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).
(g)	Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement (“Post-Effective Amendment No. 11”).
(h)	Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement (“Post-Effective Amendment No. 4”).
(i)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement (“Post-Effective Amendment No. 8”).
(j)	Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 8.
(k)	Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement (“Post-Effective Amendment No. 24”).
(l)	Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 11.
(m)	Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 16.
(n)	Incorporated by reference to Exhibit 6(a) to Amendment No. 1 to Registrant’s Registration Statement (“Amendment No. 1”).
(o)	Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.
(p)	Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 4 to the Registration Statement.
(q)	Incorporated by reference to Exhibit 9(b) to Amendment No. 1.
(r)	Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.
(s)	Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 20 to the Registration Statement.
(t)	Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.
(u)	Incorporated by reference to Exhibits 4(m), 4(n), 5(c) and 13(b), respectively, to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on November 20, 2003.
(v)	Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.
(w)	Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.
(x)	Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.
(y)	Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.
(z)	Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(aa)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739), filed on January 30, 2002.
(bb)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.
(cc)	Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.
(dd)	Incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 30 to the Registration Statement.

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
(ee)	Incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement.
(ff)	Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 27 to the Registration Statement.
(gg)	Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936) filed on January 22, 2004.
(hh)	Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 44 to the Registration Statement filed on November 20, 2003.
(Ii)	Incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement.
(jj)	Incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 35 to the Registration Statement.
(kk)	Incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 33 to the Registration Statement.
(ll)	Incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 33 to the Registration Statement.
(mm)	Incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 38 to the Registration Statement.
(nn)	Incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 38 to the Registration Statement.
(oo)	Incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 38 to the Registration Statement.
(pp)	Incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 38 to the Registration Statement.
(qq)	Incorporated by reference to Exhibit 1(s) to Post-Effective Amendment No. 39 to the Registration Statement.
(rr)	Incorporated by reference to Exhibit 1(t) to Post-Effective Amendment No. 39 to the Registration Statement.
(ss)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N1-A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(tt)	Incorporated by reference to Exhibits 1(u), 1(v) and 1(w) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on November 20, 2003.
(uu)	Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 4 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 26, 2004.

Item 24. Persons Controlled by or under Common Control with Registrant.

Registrant does not control any other person. Except that substantially all of Registrant’s issued and outstanding shares are and will be held by Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company for their Separate Accounts, the Registrant is not under common control with any other person.

Item 25. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if; (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person

C-4

or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

Merrill Lynch Investment Managers, L.P. (the “Investment Adviser” or “MLIM”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as subadviser to certain other portfolios.

Fund Asset Management, L.P. (“FAM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, LP (“Princeton Administrators”) is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (FAMD) is PO Box 9081, Princeton,

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New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower 250 Vesey Street, New York, New York 10080. The address of Financial Data Services, Inc. (“FDS”) is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 2002 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by MLIM, FAM or their affiliates, and Mr. Doll is an officer of one or more of such companies.

Name	Positions with Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President	President of FAM from 2000 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Brian A. Murdock	First Vice President and Chief Operating Officer	Executive Vice President of Princeton Services; Chief Operating Officer of FAM; Chief Investment Officer of EMEA Pacific Region and Global CIO for Fixed Income and Alternative Investments; Head of MLIM’s Pacific Region and President of MLIM Japan, Australia and Asia

Andrew J. Donohue	General Counsel	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD

(b) Merrill Lynch Asset Management UK Limited (“MLAM UK”) acts as sub-adviser to a number of affiliated registered investment companies.

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The address of each of these investment companies is PO Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM UK is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM UK indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since January 1, 2002, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is an officer of one or more of the registered investment companies advised by MLIM, FAM or their affiliates:

Name	Position with MLAM UK	Other Substantial Business, Profession, Vocation or Employment
Nicholas C.D. Hall	Director	Director of MLIM and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for MLIM (EMEA Region)

James T. Stratford	Alternate Director	Director of MLIM; Head of Compliance, MLIM (EMEA Region)

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Debra Anne Searle	Company Secretary	None

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for each of the following registered investment companies including the registrant: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Inflation Protected Fund, Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Real Investment Fund, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

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(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081.

Name	Position(s) and Office(s) with Underwriter	Position(s) and Office(s) with Registrant
Brian A. Murdock	President	None
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Donald C. Burke	Vice President	Vice President and Treasurer

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the Rules thereunder are maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

Item 29. Management Services.

Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions “Management of the Company” and “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request, and without charge.

The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 16th day of April, 2004.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
(Registrant)

By:	/s/ Donald C. Burke (Donald C. Burke, Treasurer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registrant’s Registration Statement has been signed below by the following person in the capacity and on the date indicated.

	Signature	Title	Date
	* (Terry K. Glenn)	President (Principal Executive Officer) and Director

	* (Donald C. Burke)	Treasurer (Principal Financial and Accounting Officer)

	* (James H. Bodurtha)	Director

	* (Joe Grills)	Director

	* (Herbert I. London)	Director

	* (André F. Perold)	Director

	* (Roberta Cooper Ramo)	Director

	* (Robert S. Salomon, Jr.)	Director

	* (Stephen B. Swensrud)	Director

*By:	/s/ Donald C. Burke (Donald C. Burke, Attorney-in-Fact)		April 16, 2004

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EXHIBIT INDEX

Exhibit Number		Description
10	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant